Shareholder Report	12 Months Ended	36 Months Ended	37 Months Ended	60 Months Ended	68 Months Ended	72 Months Ended	96 Months Ended
	Mar. 31, 2025 USD ($) holding	Mar. 31, 2025 USD ($) holding	Mar. 31, 2025 USD ($) holding	Mar. 31, 2025 USD ($) holding	Mar. 31, 2025 USD ($) holding	Mar. 31, 2025 USD ($) holding	Mar. 31, 2025 USD ($) holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	AMERICAN CENTURY CAPITAL PORTFOLIOS, INC.
Entity Central Index Key	0000908186
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 31, 2025
C000015864 [Member]
Shareholder Report [Line Items]
Fund Name	Equity Income Fund
Class Name	Investor Class
Trading Symbol	TWEIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Equity Income Fund for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$99	0.94%

Expenses Paid, Amount	$ 99
Expense Ratio, Percent	0.94%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
Equity Income Fund Investor Class returned 9.70% for the reporting period ended March 31, 2025.
The fund seeks current income. Capital appreciation is a secondary objective. The commentary below refers to the fund’s performance relative to the Russell 3000 Value Index.
•	Momentum and growth were leading factors for much of the first half of the 12-month period, propelled in part by investor enthusiasm for artificial intelligence (AI)-related stocks. The second half of the period was different, as some investors questioned the level of investment in AI. Threats of substantial tariffs by the U.S. against key trading partners caused stocks to decline broadly.
•	Stock selection in the health care sector was the top contributor to performance. Several positions in the pharmaceuticals industry were helpful. Roche Holding was a key contributor due to encouraging clinical trial data and licensing arrangements for an obesity treatment under development. A lack of exposure to life sciences tools and services stocks also aided results.
•	Investment choices in the energy sector were also additive. The portfolio is modestly underweight in the sector, and a portfolio-only holding in Enterprise Products Partners was a notable contributor to performance. The midstream operator benefited from strong earnings and investors seeking less volatile positions in the market.
•	Security selection in the financials sector weighed on performance, due in large part to a lack of exposure to select financial services companies. In particular, not owning Berkshire Hathaway detracted as the conglomerate’s shares gained during the period on the strength of its insurance segment.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
March 31, 2015 through March 31, 2025

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	10 Year
Investor Class	9.70%	11.85%	8.32%
Regulatory Index
Russell 3000	7.22%	18.18%	11.80%
Performance Index
Russell 3000 Value	6.66%	16.13%	8.63%

No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 7,032,535,091	$ 7,032,535,091	$ 7,032,535,091	$ 7,032,535,091	$ 7,032,535,091	$ 7,032,535,091	$ 7,032,535,091
Holdings Count | holding	110	110	110	110	110	110	110
Advisory Fees Paid, Amount	$ 61,260,909
Investment Company, Portfolio Turnover	31.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Common Stocks	79.1%
Preferred Securities	8.7%
Convertible Bonds	5.3%
Equity-Linked Notes	2.3%
Exchange-Traded Funds	1.5%
Convertible Preferred Securities	1.1%
Short-Term Investments	1.9%
Other Assets and Liabilities	0.1%

Material Fund Change [Text Block]

Fund Changes
Beginning October 2024, the total eligible investments required to qualify for a waiver of the annual account maintenance fee changed from $10,000 to $25,000. Such fee will also be waived for any accounts for which the shareholder has elected to receive electronic delivery of all fund/account documents.

Material Fund Change Expenses [Text Block]	Beginning October 2024, the total eligible investments required to qualify for a waiver of the annual account maintenance fee changed from $10,000 to $25,000. Such fee will also be waived for any accounts for which the shareholder has elected to receive electronic delivery of all fund/account documents.
C000015866 [Member]
Shareholder Report [Line Items]
Fund Name	Equity Income Fund
Class Name	I Class
Trading Symbol	ACIIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Equity Income Fund for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I Class	$78	0.74%

Expenses Paid, Amount	$ 78
Expense Ratio, Percent	0.74%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
Equity Income Fund I Class returned 9.91% for the reporting period ended March 31, 2025.
The fund seeks current income. Capital appreciation is a secondary objective. The commentary below refers to the fund’s performance relative to the Russell 3000 Value Index.
•	Momentum and growth were leading factors for much of the first half of the 12-month period, propelled in part by investor enthusiasm for artificial intelligence (AI)-related stocks. The second half of the period was different, as some investors questioned the level of investment in AI. Threats of substantial tariffs by the U.S. against key trading partners caused stocks to decline broadly.
•	Stock selection in the health care sector was the top contributor to performance. Several positions in the pharmaceuticals industry were helpful. Roche Holding was a key contributor due to encouraging clinical trial data and licensing arrangements for an obesity treatment under development. A lack of exposure to life sciences tools and services stocks also aided results.
•	Investment choices in the energy sector were also additive. The portfolio is modestly underweight in the sector, and a portfolio-only holding in Enterprise Products Partners was a notable contributor to performance. The midstream operator benefited from strong earnings and investors seeking less volatile positions in the market.
•	Security selection in the financials sector weighed on performance, due in large part to a lack of exposure to select financial services companies. In particular, not owning Berkshire Hathaway detracted as the conglomerate’s shares gained during the period on the strength of its insurance segment.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
March 31, 2015 through March 31, 2025

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	10 Year
I Class	9.91%	12.06%	8.54%
Regulatory Index
Russell 3000	7.22%	18.18%	11.80%
Performance Index
Russell 3000 Value	6.66%	16.13%	8.63%

No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 7,032,535,091	$ 7,032,535,091	$ 7,032,535,091	$ 7,032,535,091	$ 7,032,535,091	$ 7,032,535,091	$ 7,032,535,091
Holdings Count | holding	110	110	110	110	110	110	110
Advisory Fees Paid, Amount	$ 61,260,909
Investment Company, Portfolio Turnover	31.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Common Stocks	79.1%
Preferred Securities	8.7%
Convertible Bonds	5.3%
Equity-Linked Notes	2.3%
Exchange-Traded Funds	1.5%
Convertible Preferred Securities	1.1%
Short-Term Investments	1.9%
Other Assets and Liabilities	0.1%

C000189825 [Member]
Shareholder Report [Line Items]
Fund Name	Equity Income Fund
Class Name	Y Class
Trading Symbol	AEIYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Equity Income Fund for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Y Class	$62	0.59%

Expenses Paid, Amount	$ 62
Expense Ratio, Percent	0.59%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
Equity Income Fund Y Class returned 9.94% for the reporting period ended March 31, 2025.
The fund seeks current income. Capital appreciation is a secondary objective. The commentary below refers to the fund’s performance relative to the Russell 3000 Value Index.
•	Momentum and growth were leading factors for much of the first half of the 12-month period, propelled in part by investor enthusiasm for artificial intelligence (AI)-related stocks. The second half of the period was different, as some investors questioned the level of investment in AI. Threats of substantial tariffs by the U.S. against key trading partners caused stocks to decline broadly.
•	Stock selection in the health care sector was the top contributor to performance. Several positions in the pharmaceuticals industry were helpful. Roche Holding was a key contributor due to encouraging clinical trial data and licensing arrangements for an obesity treatment under development. A lack of exposure to life sciences tools and services stocks also aided results.
•	Investment choices in the energy sector were also additive. The portfolio is modestly underweight in the sector, and a portfolio-only holding in Enterprise Products Partners was a notable contributor to performance. The midstream operator benefited from strong earnings and investors seeking less volatile positions in the market.
•	Security selection in the financials sector weighed on performance, due in large part to a lack of exposure to select financial services companies. In particular, not owning Berkshire Hathaway detracted as the conglomerate’s shares gained during the period on the strength of its insurance segment.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
April 10, 2017 through March 31, 2025

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	Since Inception	Inception Date
Y Class	9.94%	12.21%	7.83%	4/10/17
Regulatory Index
Russell 3000	7.22%	18.18%	12.72%	—
Performance Index
Russell 3000 Value	6.66%	16.13%	8.74%	—

Performance Inception Date							Apr. 10, 2017
No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 7,032,535,091	$ 7,032,535,091	$ 7,032,535,091	$ 7,032,535,091	$ 7,032,535,091	$ 7,032,535,091	$ 7,032,535,091
Holdings Count | holding	110	110	110	110	110	110	110
Advisory Fees Paid, Amount	$ 61,260,909
Investment Company, Portfolio Turnover	31.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Common Stocks	79.1%
Preferred Securities	8.7%
Convertible Bonds	5.3%
Equity-Linked Notes	2.3%
Exchange-Traded Funds	1.5%
Convertible Preferred Securities	1.1%
Short-Term Investments	1.9%
Other Assets and Liabilities	0.1%

C000015865 [Member]
Shareholder Report [Line Items]
Fund Name	Equity Income Fund
Class Name	A Class
Trading Symbol	TWEAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Equity Income Fund for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A Class	$125	1.19%

Expenses Paid, Amount	$ 125
Expense Ratio, Percent	1.19%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
Equity Income Fund A Class returned 9.29% for the reporting period ended March 31, 2025.
The fund seeks current income. Capital appreciation is a secondary objective. The commentary below refers to the fund’s performance relative to the Russell 3000 Value Index.
•	Momentum and growth were leading factors for much of the first half of the 12-month period, propelled in part by investor enthusiasm for artificial intelligence (AI)-related stocks. The second half of the period was different, as some investors questioned the level of investment in AI. Threats of substantial tariffs by the U.S. against key trading partners caused stocks to decline broadly.
•	Stock selection in the health care sector was the top contributor to performance. Several positions in the pharmaceuticals industry were helpful. Roche Holding was a key contributor due to encouraging clinical trial data and licensing arrangements for an obesity treatment under development. A lack of exposure to life sciences tools and services stocks also aided results.
•	Investment choices in the energy sector were also additive. The portfolio is modestly underweight in the sector, and a portfolio-only holding in Enterprise Products Partners was a notable contributor to performance. The midstream operator benefited from strong earnings and investors seeking less volatile positions in the market.
•	Security selection in the financials sector weighed on performance, due in large part to a lack of exposure to select financial services companies. In particular, not owning Berkshire Hathaway detracted as the conglomerate’s shares gained during the period on the strength of its insurance segment.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
March 31, 2015 through March 31, 2025
The initial investment is adjusted to reflect the maximum initial sales charge.

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	10 Year
A Class	9.29%	11.55%	8.04%
A Class - with sales charge	3.01%	10.23%	7.40%
Regulatory Index
Russell 3000	7.22%	18.18%	11.80%
Performance Index
Russell 3000 Value	6.66%	16.13%	8.63%

No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 7,032,535,091	$ 7,032,535,091	$ 7,032,535,091	$ 7,032,535,091	$ 7,032,535,091	$ 7,032,535,091	$ 7,032,535,091
Holdings Count | holding	110	110	110	110	110	110	110
Advisory Fees Paid, Amount	$ 61,260,909
Investment Company, Portfolio Turnover	31.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Common Stocks	79.1%
Preferred Securities	8.7%
Convertible Bonds	5.3%
Equity-Linked Notes	2.3%
Exchange-Traded Funds	1.5%
Convertible Preferred Securities	1.1%
Short-Term Investments	1.9%
Other Assets and Liabilities	0.1%

C000015867 [Member]
Shareholder Report [Line Items]
Fund Name	Equity Income Fund
Class Name	C Class
Trading Symbol	AEYIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Equity Income Fund for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C Class	$202	1.94%

Expenses Paid, Amount	$ 202
Expense Ratio, Percent	1.94%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
Equity Income Fund C Class returned 8.59% for the reporting period ended March 31, 2025.
The fund seeks current income. Capital appreciation is a secondary objective. The commentary below refers to the fund’s performance relative to the Russell 3000 Value Index.
•	Momentum and growth were leading factors for much of the first half of the 12-month period, propelled in part by investor enthusiasm for artificial intelligence (AI)-related stocks. The second half of the period was different, as some investors questioned the level of investment in AI. Threats of substantial tariffs by the U.S. against key trading partners caused stocks to decline broadly.
•	Stock selection in the health care sector was the top contributor to performance. Several positions in the pharmaceuticals industry were helpful. Roche Holding was a key contributor due to encouraging clinical trial data and licensing arrangements for an obesity treatment under development. A lack of exposure to life sciences tools and services stocks also aided results.
•	Investment choices in the energy sector were also additive. The portfolio is modestly underweight in the sector, and a portfolio-only holding in Enterprise Products Partners was a notable contributor to performance. The midstream operator benefited from strong earnings and investors seeking less volatile positions in the market.
•	Security selection in the financials sector weighed on performance, due in large part to a lack of exposure to select financial services companies. In particular, not owning Berkshire Hathaway detracted as the conglomerate’s shares gained during the period on the strength of its insurance segment.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
March 31, 2015 through March 31, 2025

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	10 Year
C Class	8.59%	10.73%	7.25%
Regulatory Index
Russell 3000	7.22%	18.18%	11.80%
Performance Index
Russell 3000 Value	6.66%	16.13%	8.63%

No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 7,032,535,091	$ 7,032,535,091	$ 7,032,535,091	$ 7,032,535,091	$ 7,032,535,091	$ 7,032,535,091	$ 7,032,535,091
Holdings Count | holding	110	110	110	110	110	110	110
Advisory Fees Paid, Amount	$ 61,260,909
Investment Company, Portfolio Turnover	31.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Common Stocks	79.1%
Preferred Securities	8.7%
Convertible Bonds	5.3%
Equity-Linked Notes	2.3%
Exchange-Traded Funds	1.5%
Convertible Preferred Securities	1.1%
Short-Term Investments	1.9%
Other Assets and Liabilities	0.1%

C000015868 [Member]
Shareholder Report [Line Items]
Fund Name	Equity Income Fund
Class Name	R Class
Trading Symbol	AEURX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Equity Income Fund for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R Class	$151	1.44%

Expenses Paid, Amount	$ 151
Expense Ratio, Percent	1.44%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
Equity Income Fund R Class returned 9.19% for the reporting period ended March 31, 2025.
The fund seeks current income. Capital appreciation is a secondary objective. The commentary below refers to the fund’s performance relative to the Russell 3000 Value Index.
•	Momentum and growth were leading factors for much of the first half of the 12-month period, propelled in part by investor enthusiasm for artificial intelligence (AI)-related stocks. The second half of the period was different, as some investors questioned the level of investment in AI. Threats of substantial tariffs by the U.S. against key trading partners caused stocks to decline broadly.
•	Stock selection in the health care sector was the top contributor to performance. Several positions in the pharmaceuticals industry were helpful. Roche Holding was a key contributor due to encouraging clinical trial data and licensing arrangements for an obesity treatment under development. A lack of exposure to life sciences tools and services stocks also aided results.
•	Investment choices in the energy sector were also additive. The portfolio is modestly underweight in the sector, and a portfolio-only holding in Enterprise Products Partners was a notable contributor to performance. The midstream operator benefited from strong earnings and investors seeking less volatile positions in the market.
•	Security selection in the financials sector weighed on performance, due in large part to a lack of exposure to select financial services companies. In particular, not owning Berkshire Hathaway detracted as the conglomerate’s shares gained during the period on the strength of its insurance segment.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
March 31, 2015 through March 31, 2025

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	10 Year
R Class	9.19%	11.29%	7.78%
Regulatory Index
Russell 3000	7.22%	18.18%	11.80%
Performance Index
Russell 3000 Value	6.66%	16.13%	8.63%

No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 7,032,535,091	$ 7,032,535,091	$ 7,032,535,091	$ 7,032,535,091	$ 7,032,535,091	$ 7,032,535,091	$ 7,032,535,091
Holdings Count | holding	110	110	110	110	110	110	110
Advisory Fees Paid, Amount	$ 61,260,909
Investment Company, Portfolio Turnover	31.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Common Stocks	79.1%
Preferred Securities	8.7%
Convertible Bonds	5.3%
Equity-Linked Notes	2.3%
Exchange-Traded Funds	1.5%
Convertible Preferred Securities	1.1%
Short-Term Investments	1.9%
Other Assets and Liabilities	0.1%

C000189826 [Member]
Shareholder Report [Line Items]
Fund Name	Equity Income Fund
Class Name	R5 Class
Trading Symbol	AEIUX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Equity Income Fund for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R5 Class	$78	0.74%

Expenses Paid, Amount	$ 78
Expense Ratio, Percent	0.74%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
Equity Income Fund R5 Class returned 9.92% for the reporting period ended March 31, 2025.
The fund seeks current income. Capital appreciation is a secondary objective. The commentary below refers to the fund’s performance relative to the Russell 3000 Value Index.
•	Momentum and growth were leading factors for much of the first half of the 12-month period, propelled in part by investor enthusiasm for artificial intelligence (AI)-related stocks. The second half of the period was different, as some investors questioned the level of investment in AI. Threats of substantial tariffs by the U.S. against key trading partners caused stocks to decline broadly.
•	Stock selection in the health care sector was the top contributor to performance. Several positions in the pharmaceuticals industry were helpful. Roche Holding was a key contributor due to encouraging clinical trial data and licensing arrangements for an obesity treatment under development. A lack of exposure to life sciences tools and services stocks also aided results.
•	Investment choices in the energy sector were also additive. The portfolio is modestly underweight in the sector, and a portfolio-only holding in Enterprise Products Partners was a notable contributor to performance. The midstream operator benefited from strong earnings and investors seeking less volatile positions in the market.
•	Security selection in the financials sector weighed on performance, due in large part to a lack of exposure to select financial services companies. In particular, not owning Berkshire Hathaway detracted as the conglomerate’s shares gained during the period on the strength of its insurance segment.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
April 10, 2017 through March 31, 2025

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	Since Inception	Inception Date
R5 Class	9.92%	12.08%	7.67%	4/10/17
Regulatory Index
Russell 3000	7.22%	18.18%	12.72%	—
Performance Index
Russell 3000 Value	6.66%	16.13%	8.74%	—

Performance Inception Date							Apr. 10, 2017
No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 7,032,535,091	$ 7,032,535,091	$ 7,032,535,091	$ 7,032,535,091	$ 7,032,535,091	$ 7,032,535,091	$ 7,032,535,091
Holdings Count | holding	110	110	110	110	110	110	110
Advisory Fees Paid, Amount	$ 61,260,909
Investment Company, Portfolio Turnover	31.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Common Stocks	79.1%
Preferred Securities	8.7%
Convertible Bonds	5.3%
Equity-Linked Notes	2.3%
Exchange-Traded Funds	1.5%
Convertible Preferred Securities	1.1%
Short-Term Investments	1.9%
Other Assets and Liabilities	0.1%

C000131602 [Member]
Shareholder Report [Line Items]
Fund Name	Equity Income Fund
Class Name	R6 Class
Trading Symbol	AEUDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Equity Income Fund for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6 Class	$62	0.59%

Expenses Paid, Amount	$ 62
Expense Ratio, Percent	0.59%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
Equity Income Fund R6 Class returned 10.06% for the reporting period ended March 31, 2025.
The fund seeks current income. Capital appreciation is a secondary objective. The commentary below refers to the fund’s performance relative to the Russell 3000 Value Index.
•	Momentum and growth were leading factors for much of the first half of the 12-month period, propelled in part by investor enthusiasm for artificial intelligence (AI)-related stocks. The second half of the period was different, as some investors questioned the level of investment in AI. Threats of substantial tariffs by the U.S. against key trading partners caused stocks to decline broadly.
•	Stock selection in the health care sector was the top contributor to performance. Several positions in the pharmaceuticals industry were helpful. Roche Holding was a key contributor due to encouraging clinical trial data and licensing arrangements for an obesity treatment under development. A lack of exposure to life sciences tools and services stocks also aided results.
•	Investment choices in the energy sector were also additive. The portfolio is modestly underweight in the sector, and a portfolio-only holding in Enterprise Products Partners was a notable contributor to performance. The midstream operator benefited from strong earnings and investors seeking less volatile positions in the market.
•	Security selection in the financials sector weighed on performance, due in large part to a lack of exposure to select financial services companies. In particular, not owning Berkshire Hathaway detracted as the conglomerate’s shares gained during the period on the strength of its insurance segment.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
March 31, 2015 through March 31, 2025

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	10 Year
R6 Class	10.06%	12.22%	8.70%
Regulatory Index
Russell 3000	7.22%	18.18%	11.80%
Performance Index
Russell 3000 Value	6.66%	16.13%	8.63%

No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 7,032,535,091	$ 7,032,535,091	$ 7,032,535,091	$ 7,032,535,091	$ 7,032,535,091	$ 7,032,535,091	$ 7,032,535,091
Holdings Count | holding	110	110	110	110	110	110	110
Advisory Fees Paid, Amount	$ 61,260,909
Investment Company, Portfolio Turnover	31.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Common Stocks	79.1%
Preferred Securities	8.7%
Convertible Bonds	5.3%
Equity-Linked Notes	2.3%
Exchange-Traded Funds	1.5%
Convertible Preferred Securities	1.1%
Short-Term Investments	1.9%
Other Assets and Liabilities	0.1%

C000214992 [Member]
Shareholder Report [Line Items]
Fund Name	Equity Income Fund
Class Name	G Class
Trading Symbol	AEIMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Equity Income Fund for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
G Class	$1	0.01%

Expenses Paid, Amount	$ 1
Expense Ratio, Percent	0.01%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
Equity Income Fund G Class returned 10.70% for the reporting period ended March 31, 2025.
The fund seeks current income. Capital appreciation is a secondary objective. The commentary below refers to the fund’s performance relative to the Russell 3000 Value Index.
•	Momentum and growth were leading factors for much of the first half of the 12-month period, propelled in part by investor enthusiasm for artificial intelligence (AI)-related stocks. The second half of the period was different, as some investors questioned the level of investment in AI. Threats of substantial tariffs by the U.S. against key trading partners caused stocks to decline broadly.
•	Stock selection in the health care sector was the top contributor to performance. Several positions in the pharmaceuticals industry were helpful. Roche Holding was a key contributor due to encouraging clinical trial data and licensing arrangements for an obesity treatment under development. A lack of exposure to life sciences tools and services stocks also aided results.
•	Investment choices in the energy sector were also additive. The portfolio is modestly underweight in the sector, and a portfolio-only holding in Enterprise Products Partners was a notable contributor to performance. The midstream operator benefited from strong earnings and investors seeking less volatile positions in the market.
•	Security selection in the financials sector weighed on performance, due in large part to a lack of exposure to select financial services companies. In particular, not owning Berkshire Hathaway detracted as the conglomerate’s shares gained during the period on the strength of its insurance segment.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
August 1, 2019 through March 31, 2025

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	Since Inception	Inception Date
G Class	10.70%	12.87%	8.06%	8/1/19
Regulatory Index
Russell 3000	7.22%	18.18%	13.03%	—
Performance Index
Russell 3000 Value	6.66%	16.13%	9.59%	—

Performance Inception Date					Aug. 01, 2019
No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 7,032,535,091	$ 7,032,535,091	$ 7,032,535,091	$ 7,032,535,091	$ 7,032,535,091	$ 7,032,535,091	$ 7,032,535,091
Holdings Count | holding	110	110	110	110	110	110	110
Advisory Fees Paid, Amount	$ 61,260,909
Investment Company, Portfolio Turnover	31.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Common Stocks	79.1%
Preferred Securities	8.7%
Convertible Bonds	5.3%
Equity-Linked Notes	2.3%
Exchange-Traded Funds	1.5%
Convertible Preferred Securities	1.1%
Short-Term Investments	1.9%
Other Assets and Liabilities	0.1%

C000015871 [Member]
Shareholder Report [Line Items]
Fund Name	Focused Large Cap Value Fund
Class Name	Investor Class
Trading Symbol	ALVIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Focused Large Cap Value Fund for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$88	0.84%

Expenses Paid, Amount	$ 88
Expense Ratio, Percent	0.84%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
Focused Large Cap Value Fund Investor Class returned 9.77% for the reporting period ended March 31, 2025.
The fund seeks long-term capital growth. Income is a secondary objective. The commentary below refers to the fund’s performance relative to the Russell 1000 Value Index.
•	Momentum and growth were leading factors for much of the first half of the 12-month period, propelled in part by investor enthusiasm for artificial intelligence (AI)-related stocks. The second half of the period was different, as some investors questioned the level of investment in AI. Threats of substantial tariffs by the U.S. against key trading partners caused stocks to decline broadly.
•	Security selection in the information technology sector aided performance. The portfolio is broadly underweight the sector, but allocation in the communications equipment industry propelled results. A holding in F5 was a top contributor as its inventory digestion abated and software revenue growth inflected.
•	Allocation in the utilities sector also gave results a boost. Overweight holdings in gas utility company Atmos Energy and electric utility Duke Energy were the portfolio’s two best-performing individual securities during the 12-month period.
•	Security selection in the industrials sector hampered performance. This was driven by an overweight position in United Parcel Service, which reported weak volumes during the period, as well as its plans to cut shipping volumes from Amazon, which accounted for about 12% of the shipping and logistics company’s revenue.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
March 31, 2015 through March 31, 2025

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	10 Year
Investor Class	9.77%	15.26%	8.21%
Regulatory Index
Russell 1000	7.82%	18.47%	12.18%
Performance Index
Russell 1000 Value	7.18%	16.15%	8.79%

No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 2,952,666,887	$ 2,952,666,887	$ 2,952,666,887	$ 2,952,666,887	$ 2,952,666,887	$ 2,952,666,887	$ 2,952,666,887
Holdings Count | holding	48	48	48	48	48	48	48
Advisory Fees Paid, Amount	$ 5,201,529
Investment Company, Portfolio Turnover	51.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	99.0%	Health Care Equipment and Supplies	9%
Short-Term Investments	1.7%	Banks	8%
Other Assets and Liabilities	(0.7)%	Oil, Gas and Consumable Fuels	8%
		Pharmaceuticals	8%
		Personal Care Products	7%

Material Fund Change [Text Block]

Fund Changes
Beginning October 2024, the total eligible investments required to qualify for a waiver of the annual account maintenance fee changed from $10,000 to $25,000. Such fee will also be waived for any accounts for which the shareholder has elected to receive electronic delivery of all fund/account documents.

Material Fund Change Expenses [Text Block]	Beginning October 2024, the total eligible investments required to qualify for a waiver of the annual account maintenance fee changed from $10,000 to $25,000. Such fee will also be waived for any accounts for which the shareholder has elected to receive electronic delivery of all fund/account documents.
C000015873 [Member]
Shareholder Report [Line Items]
Fund Name	Focused Large Cap Value Fund
Class Name	I Class
Trading Symbol	ALVSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Focused Large Cap Value Fund for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I Class	$67	0.64%

Expenses Paid, Amount	$ 67
Expense Ratio, Percent	0.64%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
Focused Large Cap Value Fund I Class returned 9.98% for the reporting period ended March 31, 2025.
The fund seeks long-term capital growth. Income is a secondary objective. The commentary below refers to the fund’s performance relative to the Russell 1000 Value Index.
•	Momentum and growth were leading factors for much of the first half of the 12-month period, propelled in part by investor enthusiasm for artificial intelligence (AI)-related stocks. The second half of the period was different, as some investors questioned the level of investment in AI. Threats of substantial tariffs by the U.S. against key trading partners caused stocks to decline broadly.
•	Security selection in the information technology sector aided performance. The portfolio is broadly underweight the sector, but allocation in the communications equipment industry propelled results. A holding in F5 was a top contributor as its inventory digestion abated and software revenue growth inflected.
•	Allocation in the utilities sector also gave results a boost. Overweight holdings in gas utility company Atmos Energy and electric utility Duke Energy were the portfolio’s two best-performing individual securities during the 12-month period.
•	Security selection in the industrials sector hampered performance. This was driven by an overweight position in United Parcel Service, which reported weak volumes during the period, as well as its plans to cut shipping volumes from Amazon, which accounted for about 12% of the shipping and logistics company’s revenue.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
March 31, 2015 through March 31, 2025

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	10 Year
I Class	9.98%	15.53%	8.43%
Regulatory Index
Russell 1000	7.82%	18.47%	12.18%
Performance Index
Russell 1000 Value	7.18%	16.15%	8.79%

No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 2,952,666,887	$ 2,952,666,887	$ 2,952,666,887	$ 2,952,666,887	$ 2,952,666,887	$ 2,952,666,887	$ 2,952,666,887
Holdings Count | holding	48	48	48	48	48	48	48
Advisory Fees Paid, Amount	$ 5,201,529
Investment Company, Portfolio Turnover	51.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	99.0%	Health Care Equipment and Supplies	9%
Short-Term Investments	1.7%	Banks	8%
Other Assets and Liabilities	(0.7)%	Oil, Gas and Consumable Fuels	8%
		Pharmaceuticals	8%
		Personal Care Products	7%

C000015872 [Member]
Shareholder Report [Line Items]
Fund Name	Focused Large Cap Value Fund
Class Name	A Class
Trading Symbol	ALPAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Focused Large Cap Value Fund for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A Class	$114	1.09%

Expenses Paid, Amount	$ 114
Expense Ratio, Percent	1.09%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
Focused Large Cap Value Fund A Class returned 9.49% for the reporting period ended March 31, 2025.
The fund seeks long-term capital growth. Income is a secondary objective. The commentary below refers to the fund’s performance relative to the Russell 1000 Value Index.
•	Momentum and growth were leading factors for much of the first half of the 12-month period, propelled in part by investor enthusiasm for artificial intelligence (AI)-related stocks. The second half of the period was different, as some investors questioned the level of investment in AI. Threats of substantial tariffs by the U.S. against key trading partners caused stocks to decline broadly.
•	Security selection in the information technology sector aided performance. The portfolio is broadly underweight the sector, but allocation in the communications equipment industry propelled results. A holding in F5 was a top contributor as its inventory digestion abated and software revenue growth inflected.
•	Allocation in the utilities sector also gave results a boost. Overweight holdings in gas utility company Atmos Energy and electric utility Duke Energy were the portfolio’s two best-performing individual securities during the 12-month period.
•	Security selection in the industrials sector hampered performance. This was driven by an overweight position in United Parcel Service, which reported weak volumes during the period, as well as its plans to cut shipping volumes from Amazon, which accounted for about 12% of the shipping and logistics company’s revenue.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
March 31, 2015 through March 31, 2025
The initial investment is adjusted to reflect the maximum initial sales charge.

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	10 Year
A Class	9.49%	15.00%	7.94%
A Class - with sales charge	3.20%	13.65%	7.30%
Regulatory Index
Russell 1000	7.82%	18.47%	12.18%
Performance Index
Russell 1000 Value	7.18%	16.15%	8.79%

No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 2,952,666,887	$ 2,952,666,887	$ 2,952,666,887	$ 2,952,666,887	$ 2,952,666,887	$ 2,952,666,887	$ 2,952,666,887
Holdings Count | holding	48	48	48	48	48	48	48
Advisory Fees Paid, Amount	$ 5,201,529
Investment Company, Portfolio Turnover	51.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	99.0%	Health Care Equipment and Supplies	9%
Short-Term Investments	1.7%	Banks	8%
Other Assets and Liabilities	(0.7)%	Oil, Gas and Consumable Fuels	8%
		Pharmaceuticals	8%
		Personal Care Products	7%

C000015876 [Member]
Shareholder Report [Line Items]
Fund Name	Focused Large Cap Value Fund
Class Name	C Class
Trading Symbol	ALPCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Focused Large Cap Value Fund for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C Class	$192	1.84%

Expenses Paid, Amount	$ 192
Expense Ratio, Percent	1.84%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
Focused Large Cap Value Fund C Class returned 8.65% for the reporting period ended March 31, 2025.
The fund seeks long-term capital growth. Income is a secondary objective. The commentary below refers to the fund’s performance relative to the Russell 1000 Value Index.
•	Momentum and growth were leading factors for much of the first half of the 12-month period, propelled in part by investor enthusiasm for artificial intelligence (AI)-related stocks. The second half of the period was different, as some investors questioned the level of investment in AI. Threats of substantial tariffs by the U.S. against key trading partners caused stocks to decline broadly.
•	Security selection in the information technology sector aided performance. The portfolio is broadly underweight the sector, but allocation in the communications equipment industry propelled results. A holding in F5 was a top contributor as its inventory digestion abated and software revenue growth inflected.
•	Allocation in the utilities sector also gave results a boost. Overweight holdings in gas utility company Atmos Energy and electric utility Duke Energy were the portfolio’s two best-performing individual securities during the 12-month period.
•	Security selection in the industrials sector hampered performance. This was driven by an overweight position in United Parcel Service, which reported weak volumes during the period, as well as its plans to cut shipping volumes from Amazon, which accounted for about 12% of the shipping and logistics company’s revenue.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
March 31, 2015 through March 31, 2025

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	10 Year
C Class	8.65%	14.15%	7.15%
Regulatory Index
Russell 1000	7.82%	18.47%	12.18%
Performance Index
Russell 1000 Value	7.18%	16.15%	8.79%

No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 2,952,666,887	$ 2,952,666,887	$ 2,952,666,887	$ 2,952,666,887	$ 2,952,666,887	$ 2,952,666,887	$ 2,952,666,887
Holdings Count | holding	48	48	48	48	48	48	48
Advisory Fees Paid, Amount	$ 5,201,529
Investment Company, Portfolio Turnover	51.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	99.0%	Health Care Equipment and Supplies	9%
Short-Term Investments	1.7%	Banks	8%
Other Assets and Liabilities	(0.7)%	Oil, Gas and Consumable Fuels	8%
		Pharmaceuticals	8%
		Personal Care Products	7%

C000015877 [Member]
Shareholder Report [Line Items]
Fund Name	Focused Large Cap Value Fund
Class Name	R Class
Trading Symbol	ALVRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Focused Large Cap Value Fund for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R Class	$140	1.34%

Expenses Paid, Amount	$ 140
Expense Ratio, Percent	1.34%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
Focused Large Cap Value Fund R Class returned 9.19% for the reporting period ended March 31, 2025.
The fund seeks long-term capital growth. Income is a secondary objective. The commentary below refers to the fund’s performance relative to the Russell 1000 Value Index.
•	Momentum and growth were leading factors for much of the first half of the 12-month period, propelled in part by investor enthusiasm for artificial intelligence (AI)-related stocks. The second half of the period was different, as some investors questioned the level of investment in AI. Threats of substantial tariffs by the U.S. against key trading partners caused stocks to decline broadly.
•	Security selection in the information technology sector aided performance. The portfolio is broadly underweight the sector, but allocation in the communications equipment industry propelled results. A holding in F5 was a top contributor as its inventory digestion abated and software revenue growth inflected.
•	Allocation in the utilities sector also gave results a boost. Overweight holdings in gas utility company Atmos Energy and electric utility Duke Energy were the portfolio’s two best-performing individual securities during the 12-month period.
•	Security selection in the industrials sector hampered performance. This was driven by an overweight position in United Parcel Service, which reported weak volumes during the period, as well as its plans to cut shipping volumes from Amazon, which accounted for about 12% of the shipping and logistics company’s revenue.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
March 31, 2015 through March 31, 2025

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	10 Year
R Class	9.19%	14.71%	7.68%
Regulatory Index
Russell 1000	7.82%	18.47%	12.18%
Performance Index
Russell 1000 Value	7.18%	16.15%	8.79%

No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 2,952,666,887	$ 2,952,666,887	$ 2,952,666,887	$ 2,952,666,887	$ 2,952,666,887	$ 2,952,666,887	$ 2,952,666,887
Holdings Count | holding	48	48	48	48	48	48	48
Advisory Fees Paid, Amount	$ 5,201,529
Investment Company, Portfolio Turnover	51.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	99.0%	Health Care Equipment and Supplies	9%
Short-Term Investments	1.7%	Banks	8%
Other Assets and Liabilities	(0.7)%	Oil, Gas and Consumable Fuels	8%
		Pharmaceuticals	8%
		Personal Care Products	7%

C000189827 [Member]
Shareholder Report [Line Items]
Fund Name	Focused Large Cap Value Fund
Class Name	R5 Class
Trading Symbol	ALVGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Focused Large Cap Value Fund for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R5 Class	$67	0.64%

Expenses Paid, Amount	$ 67
Expense Ratio, Percent	0.64%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
Focused Large Cap Value Fund R5 Class returned 9.97% for the reporting period ended March 31, 2025.
The fund seeks long-term capital growth. Income is a secondary objective. The commentary below refers to the fund’s performance relative to the Russell 1000 Value Index.
•	Momentum and growth were leading factors for much of the first half of the 12-month period, propelled in part by investor enthusiasm for artificial intelligence (AI)-related stocks. The second half of the period was different, as some investors questioned the level of investment in AI. Threats of substantial tariffs by the U.S. against key trading partners caused stocks to decline broadly.
•	Security selection in the information technology sector aided performance. The portfolio is broadly underweight the sector, but allocation in the communications equipment industry propelled results. A holding in F5 was a top contributor as its inventory digestion abated and software revenue growth inflected.
•	Allocation in the utilities sector also gave results a boost. Overweight holdings in gas utility company Atmos Energy and electric utility Duke Energy were the portfolio’s two best-performing individual securities during the 12-month period.
•	Security selection in the industrials sector hampered performance. This was driven by an overweight position in United Parcel Service, which reported weak volumes during the period, as well as its plans to cut shipping volumes from Amazon, which accounted for about 12% of the shipping and logistics company’s revenue.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
April 10, 2017 through March 31, 2025

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	Since Inception	Inception Date
R5 Class	9.97%	15.52%	8.77%	4/10/17
Regulatory Index
Russell 1000	7.82%	18.47%	13.14%	—
Performance Index
Russell 1000 Value	7.18%	16.15%	8.95%	—

Performance Inception Date							Apr. 10, 2017
No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 2,952,666,887	$ 2,952,666,887	$ 2,952,666,887	$ 2,952,666,887	$ 2,952,666,887	$ 2,952,666,887	$ 2,952,666,887
Holdings Count | holding	48	48	48	48	48	48	48
Advisory Fees Paid, Amount	$ 5,201,529
Investment Company, Portfolio Turnover	51.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	99.0%	Health Care Equipment and Supplies	9%
Short-Term Investments	1.7%	Banks	8%
Other Assets and Liabilities	(0.7)%	Oil, Gas and Consumable Fuels	8%
		Pharmaceuticals	8%
		Personal Care Products	7%

C000131603 [Member]
Shareholder Report [Line Items]
Fund Name	Focused Large Cap Value Fund
Class Name	R6 Class
Trading Symbol	ALVDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Focused Large Cap Value Fund for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6 Class	$51	0.49%

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	0.49%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
Focused Large Cap Value Fund R6 Class returned 10.16% for the reporting period ended March 31, 2025.
The fund seeks long-term capital growth. Income is a secondary objective. The commentary below refers to the fund’s performance relative to the Russell 1000 Value Index.
•	Momentum and growth were leading factors for much of the first half of the 12-month period, propelled in part by investor enthusiasm for artificial intelligence (AI)-related stocks. The second half of the period was different, as some investors questioned the level of investment in AI. Threats of substantial tariffs by the U.S. against key trading partners caused stocks to decline broadly.
•	Security selection in the information technology sector aided performance. The portfolio is broadly underweight the sector, but allocation in the communications equipment industry propelled results. A holding in F5 was a top contributor as its inventory digestion abated and software revenue growth inflected.
•	Allocation in the utilities sector also gave results a boost. Overweight holdings in gas utility company Atmos Energy and electric utility Duke Energy were the portfolio’s two best-performing individual securities during the 12-month period.
•	Security selection in the industrials sector hampered performance. This was driven by an overweight position in United Parcel Service, which reported weak volumes during the period, as well as its plans to cut shipping volumes from Amazon, which accounted for about 12% of the shipping and logistics company’s revenue.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
March 31, 2015 through March 31, 2025

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	10 Year
R6 Class	10.16%	15.68%	8.58%
Regulatory Index
Russell 1000	7.82%	18.47%	12.18%
Performance Index
Russell 1000 Value	7.18%	16.15%	8.79%

No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 2,952,666,887	$ 2,952,666,887	$ 2,952,666,887	$ 2,952,666,887	$ 2,952,666,887	$ 2,952,666,887	$ 2,952,666,887
Holdings Count | holding	48	48	48	48	48	48	48
Advisory Fees Paid, Amount	$ 5,201,529
Investment Company, Portfolio Turnover	51.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	99.0%	Health Care Equipment and Supplies	9%
Short-Term Investments	1.7%	Banks	8%
Other Assets and Liabilities	(0.7)%	Oil, Gas and Consumable Fuels	8%
		Pharmaceuticals	8%
		Personal Care Products	7%

C000236300 [Member]
Shareholder Report [Line Items]
Fund Name	Focused Large Cap Value Fund
Class Name	G Class
Trading Symbol	ACFLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Focused Large Cap Value Fund for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
G Class	$1	0.01%

Expenses Paid, Amount	$ 1
Expense Ratio, Percent	0.01%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
Focused Large Cap Value Fund G Class returned 10.68% for the reporting period ended March 31, 2025.
The fund seeks long-term capital growth. Income is a secondary objective. The commentary below refers to the fund’s performance relative to the Russell 1000 Value Index.
•	Momentum and growth were leading factors for much of the first half of the 12-month period, propelled in part by investor enthusiasm for artificial intelligence (AI)-related stocks. The second half of the period was different, as some investors questioned the level of investment in AI. Threats of substantial tariffs by the U.S. against key trading partners caused stocks to decline broadly.
•	Security selection in the information technology sector aided performance. The portfolio is broadly underweight the sector, but allocation in the communications equipment industry propelled results. A holding in F5 was a top contributor as its inventory digestion abated and software revenue growth inflected.
•	Allocation in the utilities sector also gave results a boost. Overweight holdings in gas utility company Atmos Energy and electric utility Duke Energy were the portfolio’s two best-performing individual securities during the 12-month period.
•	Security selection in the industrials sector hampered performance. This was driven by an overweight position in United Parcel Service, which reported weak volumes during the period, as well as its plans to cut shipping volumes from Amazon, which accounted for about 12% of the shipping and logistics company’s revenue.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
March 15, 2022 through March 31, 2025

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	Since Inception	Inception Date
G Class	10.68%	9.42%	3/15/22
Regulatory Index
Russell 1000	7.82%	10.82%	—
Performance Index
Russell 1000 Value	7.18%	7.89%	—

Performance Inception Date			Mar. 15, 2022
No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 2,952,666,887	$ 2,952,666,887	$ 2,952,666,887	$ 2,952,666,887	$ 2,952,666,887	$ 2,952,666,887	$ 2,952,666,887
Holdings Count | holding	48	48	48	48	48	48	48
Advisory Fees Paid, Amount	$ 5,201,529
Investment Company, Portfolio Turnover	51.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	99.0%	Health Care Equipment and Supplies	9%
Short-Term Investments	1.7%	Banks	8%
Other Assets and Liabilities	(0.7)%	Oil, Gas and Consumable Fuels	8%
		Pharmaceuticals	8%
		Personal Care Products	7%

C000015878 [Member]
Shareholder Report [Line Items]
Fund Name	Mid Cap Value Fund
Class Name	Investor Class
Trading Symbol	ACMVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Mid Cap Value Fund for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$100	0.97%

Expenses Paid, Amount	$ 100
Expense Ratio, Percent	0.97%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
Mid Cap Value Fund Investor Class returned 5.78% for the reporting period ended March 31, 2025.
The fund seeks long-term capital growth. Income is a secondary objective. The commentary below refers to the fund’s performance relative to the Russell Midcap Value Index.
•	Momentum and growth were leading factors for much of the first half of the 12-month period, propelled in part by investor enthusiasm for artificial intelligence (AI)-related stocks. The second half of the period was different, as some investors questioned the level of investment in AI. Threats of substantial tariffs by the U.S. against key trading partners caused stocks to decline broadly.
•	Security selection in the materials sector aided relative performance. The portfolio is underweight in the chemicals and metals and mining industries, and a lack of exposure to select benchmark stocks in those industries contributed to results.
•	Choices of investments in the health care sector gave performance a lift. Holdings in the health care providers and services industry, where the portfolio is broadly overweight, contributed to results. At the same time, limited exposure to the life sciences tools and services industry, as well as a lack of exposure to biotechnology stocks, also aided performance.
•	Stock picks in the communication services sector slowed results. The diversified telecommunication services industry weighed on performance due in part to a holding in Canada-based telecommunications company BCE, which added to its leverage when it bought a U.S. fiber internet provider, causing us to then exit the position.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
March 31, 2015 through March 31, 2025

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	10 Year
Investor Class	5.78%	14.88%	8.01%
Regulatory Index
Russell 3000	7.22%	18.18%	11.80%
Performance Index
Russell Midcap Value	2.27%	16.70%	7.62%

No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 7,352,645,764	$ 7,352,645,764	$ 7,352,645,764	$ 7,352,645,764	$ 7,352,645,764	$ 7,352,645,764	$ 7,352,645,764
Holdings Count | holding	108	108	108	108	108	108	108
Advisory Fees Paid, Amount	$ 52,024,067
Investment Company, Portfolio Turnover	50.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	98.1%	Health Care Providers and Services	8%
Exchange-Traded Funds	0.7%	Health Care Equipment and Supplies	8%
Short-Term Investments	1.5%	Banks	7%
Other Assets and Liabilities	(0.3)%	Electric Utilities	5%
		Oil, Gas and Consumable Fuels	5%

Material Fund Change [Text Block]

Fund Changes
Beginning October 2024, the total eligible investments required to qualify for a waiver of the annual account maintenance fee changed from $10,000 to $25,000. Such fee will also be waived for any accounts for which the shareholder has elected to receive electronic delivery of all fund/account documents.

Material Fund Change Expenses [Text Block]	Beginning October 2024, the total eligible investments required to qualify for a waiver of the annual account maintenance fee changed from $10,000 to $25,000. Such fee will also be waived for any accounts for which the shareholder has elected to receive electronic delivery of all fund/account documents.
C000015880 [Member]
Shareholder Report [Line Items]
Fund Name	Mid Cap Value Fund
Class Name	I Class
Trading Symbol	AVUAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Mid Cap Value Fund for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I Class	$79	0.77%

Expenses Paid, Amount	$ 79
Expense Ratio, Percent	0.77%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
Mid Cap Value Fund I Class returned 5.99% for the reporting period ended March 31, 2025.
The fund seeks long-term capital growth. Income is a secondary objective. The commentary below refers to the fund’s performance relative to the Russell Midcap Value Index.
•	Momentum and growth were leading factors for much of the first half of the 12-month period, propelled in part by investor enthusiasm for artificial intelligence (AI)-related stocks. The second half of the period was different, as some investors questioned the level of investment in AI. Threats of substantial tariffs by the U.S. against key trading partners caused stocks to decline broadly.
•	Security selection in the materials sector aided relative performance. The portfolio is underweight in the chemicals and metals and mining industries, and a lack of exposure to select benchmark stocks in those industries contributed to results.
•	Choices of investments in the health care sector gave performance a lift. Holdings in the health care providers and services industry, where the portfolio is broadly overweight, contributed to results. At the same time, limited exposure to the life sciences tools and services industry, as well as a lack of exposure to biotechnology stocks, also aided performance.
•	Stock picks in the communication services sector slowed results. The diversified telecommunication services industry weighed on performance due in part to a holding in Canada-based telecommunications company BCE, which added to its leverage when it bought a U.S. fiber internet provider, causing us to then exit the position.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
March 31, 2015 through March 31, 2025

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	10 Year
I Class	5.99%	15.11%	8.22%
Regulatory Index
Russell 3000	7.22%	18.18%	11.80%
Performance Index
Russell Midcap Value	2.27%	16.70%	7.62%

No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 7,352,645,764	$ 7,352,645,764	$ 7,352,645,764	$ 7,352,645,764	$ 7,352,645,764	$ 7,352,645,764	$ 7,352,645,764
Holdings Count | holding	108	108	108	108	108	108	108
Advisory Fees Paid, Amount	$ 52,024,067
Investment Company, Portfolio Turnover	50.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	98.1%	Health Care Providers and Services	8%
Exchange-Traded Funds	0.7%	Health Care Equipment and Supplies	8%
Short-Term Investments	1.5%	Banks	7%
Other Assets and Liabilities	(0.3)%	Electric Utilities	5%
		Oil, Gas and Consumable Fuels	5%

C000189829 [Member]
Shareholder Report [Line Items]
Fund Name	Mid Cap Value Fund
Class Name	Y Class
Trading Symbol	AMVYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Mid Cap Value Fund for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Y Class	$64	0.62%

Expenses Paid, Amount	$ 64
Expense Ratio, Percent	0.62%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
Mid Cap Value Fund Y Class returned 6.15% for the reporting period ended March 31, 2025.
The fund seeks long-term capital growth. Income is a secondary objective. The commentary below refers to the fund’s performance relative to the Russell Midcap Value Index.
•	Momentum and growth were leading factors for much of the first half of the 12-month period, propelled in part by investor enthusiasm for artificial intelligence (AI)-related stocks. The second half of the period was different, as some investors questioned the level of investment in AI. Threats of substantial tariffs by the U.S. against key trading partners caused stocks to decline broadly.
•	Security selection in the materials sector aided relative performance. The portfolio is underweight in the chemicals and metals and mining industries, and a lack of exposure to select benchmark stocks in those industries contributed to results.
•	Choices of investments in the health care sector gave performance a lift. Holdings in the health care providers and services industry, where the portfolio is broadly overweight, contributed to results. At the same time, limited exposure to the life sciences tools and services industry, as well as a lack of exposure to biotechnology stocks, also aided performance.
•	Stock picks in the communication services sector slowed results. The diversified telecommunication services industry weighed on performance due in part to a holding in Canada-based telecommunications company BCE, which added to its leverage when it bought a U.S. fiber internet provider, causing us to then exit the position.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
April 10, 2017 through March 31, 2025

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	Since Inception	Inception Date
Y Class	6.15%	15.28%	7.69%	4/10/17
Regulatory Index
Russell 3000	7.22%	18.18%	12.72%	—
Performance Index
Russell Midcap Value	2.27%	16.70%	7.63%	—

Performance Inception Date							Apr. 10, 2017
No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 7,352,645,764	$ 7,352,645,764	$ 7,352,645,764	$ 7,352,645,764	$ 7,352,645,764	$ 7,352,645,764	$ 7,352,645,764
Holdings Count | holding	108	108	108	108	108	108	108
Advisory Fees Paid, Amount	$ 52,024,067
Investment Company, Portfolio Turnover	50.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	98.1%	Health Care Providers and Services	8%
Exchange-Traded Funds	0.7%	Health Care Equipment and Supplies	8%
Short-Term Investments	1.5%	Banks	7%
Other Assets and Liabilities	(0.3)%	Electric Utilities	5%
		Oil, Gas and Consumable Fuels	5%

C000015879 [Member]
Shareholder Report [Line Items]
Fund Name	Mid Cap Value Fund
Class Name	A Class
Trading Symbol	ACLAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Mid Cap Value Fund for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A Class	$125	1.22%

Expenses Paid, Amount	$ 125
Expense Ratio, Percent	1.22%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
Mid Cap Value Fund A Class returned 5.53% for the reporting period ended March 31, 2025.
The fund seeks long-term capital growth. Income is a secondary objective. The commentary below refers to the fund’s performance relative to the Russell Midcap Value Index.
•	Momentum and growth were leading factors for much of the first half of the 12-month period, propelled in part by investor enthusiasm for artificial intelligence (AI)-related stocks. The second half of the period was different, as some investors questioned the level of investment in AI. Threats of substantial tariffs by the U.S. against key trading partners caused stocks to decline broadly.
•	Security selection in the materials sector aided relative performance. The portfolio is underweight in the chemicals and metals and mining industries, and a lack of exposure to select benchmark stocks in those industries contributed to results.
•	Choices of investments in the health care sector gave performance a lift. Holdings in the health care providers and services industry, where the portfolio is broadly overweight, contributed to results. At the same time, limited exposure to the life sciences tools and services industry, as well as a lack of exposure to biotechnology stocks, also aided performance.
•	Stock picks in the communication services sector slowed results. The diversified telecommunication services industry weighed on performance due in part to a holding in Canada-based telecommunications company BCE, which added to its leverage when it bought a U.S. fiber internet provider, causing us to then exit the position.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
March 31, 2015 through March 31, 2025
The initial investment is adjusted to reflect the maximum initial sales charge.

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	10 Year
A Class	5.53%	14.60%	7.73%
A Class - with sales charge	-0.54%	13.25%	7.10%
Regulatory Index
Russell 3000	7.22%	18.18%	11.80%
Performance Index
Russell Midcap Value	2.27%	16.70%	7.62%

No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 7,352,645,764	$ 7,352,645,764	$ 7,352,645,764	$ 7,352,645,764	$ 7,352,645,764	$ 7,352,645,764	$ 7,352,645,764
Holdings Count | holding	108	108	108	108	108	108	108
Advisory Fees Paid, Amount	$ 52,024,067
Investment Company, Portfolio Turnover	50.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	98.1%	Health Care Providers and Services	8%
Exchange-Traded Funds	0.7%	Health Care Equipment and Supplies	8%
Short-Term Investments	1.5%	Banks	7%
Other Assets and Liabilities	(0.3)%	Electric Utilities	5%
		Oil, Gas and Consumable Fuels	5%

C000087957 [Member]
Shareholder Report [Line Items]
Fund Name	Mid Cap Value Fund
Class Name	C Class
Trading Symbol	ACCLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Mid Cap Value Fund for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C Class	$202	1.97%

Expenses Paid, Amount	$ 202
Expense Ratio, Percent	1.97%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
Mid Cap Value Fund C Class returned 4.67% for the reporting period ended March 31, 2025.
The fund seeks long-term capital growth. Income is a secondary objective. The commentary below refers to the fund’s performance relative to the Russell Midcap Value Index.
•	Momentum and growth were leading factors for much of the first half of the 12-month period, propelled in part by investor enthusiasm for artificial intelligence (AI)-related stocks. The second half of the period was different, as some investors questioned the level of investment in AI. Threats of substantial tariffs by the U.S. against key trading partners caused stocks to decline broadly.
•	Security selection in the materials sector aided relative performance. The portfolio is underweight in the chemicals and metals and mining industries, and a lack of exposure to select benchmark stocks in those industries contributed to results.
•	Choices of investments in the health care sector gave performance a lift. Holdings in the health care providers and services industry, where the portfolio is broadly overweight, contributed to results. At the same time, limited exposure to the life sciences tools and services industry, as well as a lack of exposure to biotechnology stocks, also aided performance.
•	Stock picks in the communication services sector slowed results. The diversified telecommunication services industry weighed on performance due in part to a holding in Canada-based telecommunications company BCE, which added to its leverage when it bought a U.S. fiber internet provider, causing us to then exit the position.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
March 31, 2015 through March 31, 2025

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	10 Year
C Class	4.67%	13.74%	6.93%
Regulatory Index
Russell 3000	7.22%	18.18%	11.80%
Performance Index
Russell Midcap Value	2.27%	16.70%	7.62%

No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 7,352,645,764	$ 7,352,645,764	$ 7,352,645,764	$ 7,352,645,764	$ 7,352,645,764	$ 7,352,645,764	$ 7,352,645,764
Holdings Count | holding	108	108	108	108	108	108	108
Advisory Fees Paid, Amount	$ 52,024,067
Investment Company, Portfolio Turnover	50.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	98.1%	Health Care Providers and Services	8%
Exchange-Traded Funds	0.7%	Health Care Equipment and Supplies	8%
Short-Term Investments	1.5%	Banks	7%
Other Assets and Liabilities	(0.3)%	Electric Utilities	5%
		Oil, Gas and Consumable Fuels	5%

C000015881 [Member]
Shareholder Report [Line Items]
Fund Name	Mid Cap Value Fund
Class Name	R Class
Trading Symbol	AMVRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Mid Cap Value Fund for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R Class	$151	1.47%

Expenses Paid, Amount	$ 151
Expense Ratio, Percent	1.47%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
Mid Cap Value Fund R Class returned 5.28% for the reporting period ended March 31, 2025.
The fund seeks long-term capital growth. Income is a secondary objective. The commentary below refers to the fund’s performance relative to the Russell Midcap Value Index.
•	Momentum and growth were leading factors for much of the first half of the 12-month period, propelled in part by investor enthusiasm for artificial intelligence (AI)-related stocks. The second half of the period was different, as some investors questioned the level of investment in AI. Threats of substantial tariffs by the U.S. against key trading partners caused stocks to decline broadly.
•	Security selection in the materials sector aided relative performance. The portfolio is underweight in the chemicals and metals and mining industries, and a lack of exposure to select benchmark stocks in those industries contributed to results.
•	Choices of investments in the health care sector gave performance a lift. Holdings in the health care providers and services industry, where the portfolio is broadly overweight, contributed to results. At the same time, limited exposure to the life sciences tools and services industry, as well as a lack of exposure to biotechnology stocks, also aided performance.
•	Stock picks in the communication services sector slowed results. The diversified telecommunication services industry weighed on performance due in part to a holding in Canada-based telecommunications company BCE, which added to its leverage when it bought a U.S. fiber internet provider, causing us to then exit the position.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
March 31, 2015 through March 31, 2025

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	10 Year
R Class	5.28%	14.32%	7.47%
Regulatory Index
Russell 3000	7.22%	18.18%	11.80%
Performance Index
Russell Midcap Value	2.27%	16.70%	7.62%

No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 7,352,645,764	$ 7,352,645,764	$ 7,352,645,764	$ 7,352,645,764	$ 7,352,645,764	$ 7,352,645,764	$ 7,352,645,764
Holdings Count | holding	108	108	108	108	108	108	108
Advisory Fees Paid, Amount	$ 52,024,067
Investment Company, Portfolio Turnover	50.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	98.1%	Health Care Providers and Services	8%
Exchange-Traded Funds	0.7%	Health Care Equipment and Supplies	8%
Short-Term Investments	1.5%	Banks	7%
Other Assets and Liabilities	(0.3)%	Electric Utilities	5%
		Oil, Gas and Consumable Fuels	5%

C000189828 [Member]
Shareholder Report [Line Items]
Fund Name	Mid Cap Value Fund
Class Name	R5 Class
Trading Symbol	AMVGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Mid Cap Value Fund for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R5 Class	$79	0.77%

Expenses Paid, Amount	$ 79
Expense Ratio, Percent	0.77%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
Mid Cap Value Fund R5 Class returned 5.99% for the reporting period ended March 31, 2025.
The fund seeks long-term capital growth. Income is a secondary objective. The commentary below refers to the fund’s performance relative to the Russell Midcap Value Index.
•	Momentum and growth were leading factors for much of the first half of the 12-month period, propelled in part by investor enthusiasm for artificial intelligence (AI)-related stocks. The second half of the period was different, as some investors questioned the level of investment in AI. Threats of substantial tariffs by the U.S. against key trading partners caused stocks to decline broadly.
•	Security selection in the materials sector aided relative performance. The portfolio is underweight in the chemicals and metals and mining industries, and a lack of exposure to select benchmark stocks in those industries contributed to results.
•	Choices of investments in the health care sector gave performance a lift. Holdings in the health care providers and services industry, where the portfolio is broadly overweight, contributed to results. At the same time, limited exposure to the life sciences tools and services industry, as well as a lack of exposure to biotechnology stocks, also aided performance.
•	Stock picks in the communication services sector slowed results. The diversified telecommunication services industry weighed on performance due in part to a holding in Canada-based telecommunications company BCE, which added to its leverage when it bought a U.S. fiber internet provider, causing us to then exit the position.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
April 10, 2017 through March 31, 2025

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	Since Inception	Inception Date
R5 Class	5.99%	15.12%	7.53%	4/10/17
Regulatory Index
Russell 3000	7.22%	18.18%	12.72%	—
Performance Index
Russell Midcap Value	2.27%	16.70%	7.63%	—

Performance Inception Date							Apr. 10, 2017
No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 7,352,645,764	$ 7,352,645,764	$ 7,352,645,764	$ 7,352,645,764	$ 7,352,645,764	$ 7,352,645,764	$ 7,352,645,764
Holdings Count | holding	108	108	108	108	108	108	108
Advisory Fees Paid, Amount	$ 52,024,067
Investment Company, Portfolio Turnover	50.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	98.1%	Health Care Providers and Services	8%
Exchange-Traded Funds	0.7%	Health Care Equipment and Supplies	8%
Short-Term Investments	1.5%	Banks	7%
Other Assets and Liabilities	(0.3)%	Electric Utilities	5%
		Oil, Gas and Consumable Fuels	5%

C000131604 [Member]
Shareholder Report [Line Items]
Fund Name	Mid Cap Value Fund
Class Name	R6 Class
Trading Symbol	AMDVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Mid Cap Value Fund for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6 Class	$64	0.62%

Expenses Paid, Amount	$ 64
Expense Ratio, Percent	0.62%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
Mid Cap Value Fund R6 Class returned 6.15% for the reporting period ended March 31, 2025.
The fund seeks long-term capital growth. Income is a secondary objective. The commentary below refers to the fund’s performance relative to the Russell Midcap Value Index.
•	Momentum and growth were leading factors for much of the first half of the 12-month period, propelled in part by investor enthusiasm for artificial intelligence (AI)-related stocks. The second half of the period was different, as some investors questioned the level of investment in AI. Threats of substantial tariffs by the U.S. against key trading partners caused stocks to decline broadly.
•	Security selection in the materials sector aided relative performance. The portfolio is underweight in the chemicals and metals and mining industries, and a lack of exposure to select benchmark stocks in those industries contributed to results.
•	Choices of investments in the health care sector gave performance a lift. Holdings in the health care providers and services industry, where the portfolio is broadly overweight, contributed to results. At the same time, limited exposure to the life sciences tools and services industry, as well as a lack of exposure to biotechnology stocks, also aided performance.
•	Stock picks in the communication services sector slowed results. The diversified telecommunication services industry weighed on performance due in part to a holding in Canada-based telecommunications company BCE, which added to its leverage when it bought a U.S. fiber internet provider, causing us to then exit the position.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
March 31, 2015 through March 31, 2025

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	10 Year
R6 Class	6.15%	15.29%	8.38%
Regulatory Index
Russell 3000	7.22%	18.18%	11.80%
Performance Index
Russell Midcap Value	2.27%	16.70%	7.62%

No Deduction of Taxes [Text Block]				The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]				Visit americancentury.com for more recent performance information.
Net Assets	$ 7,352,645,764	$ 7,352,645,764	$ 7,352,645,764	$ 7,352,645,764	$ 7,352,645,764	$ 7,352,645,764	$ 7,352,645,764
Holdings Count | holding	108	108	108	108	108	108	108
Advisory Fees Paid, Amount	$ 52,024,067
Investment Company, Portfolio Turnover	50.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	98.1%	Health Care Providers and Services	8%
Exchange-Traded Funds	0.7%	Health Care Equipment and Supplies	8%
Short-Term Investments	1.5%	Banks	7%
Other Assets and Liabilities	(0.3)%	Electric Utilities	5%
		Oil, Gas and Consumable Fuels	5%

C000236301 [Member]
Shareholder Report [Line Items]
Fund Name	Mid Cap Value Fund
Class Name	G Class
Trading Symbol	ACIPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Mid Cap Value Fund for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
G Class	$0	0.00%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
Mid Cap Value Fund G Class returned 6.82% for the reporting period ended March 31, 2025.
The fund seeks long-term capital growth. Income is a secondary objective. The commentary below refers to the fund’s performance relative to the Russell Midcap Value Index.
•	Momentum and growth were leading factors for much of the first half of the 12-month period, propelled in part by investor enthusiasm for artificial intelligence (AI)-related stocks. The second half of the period was different, as some investors questioned the level of investment in AI. Threats of substantial tariffs by the U.S. against key trading partners caused stocks to decline broadly.
•	Security selection in the materials sector aided relative performance. The portfolio is underweight in the chemicals and metals and mining industries, and a lack of exposure to select benchmark stocks in those industries contributed to results.
•	Choices of investments in the health care sector gave performance a lift. Holdings in the health care providers and services industry, where the portfolio is broadly overweight, contributed to results. At the same time, limited exposure to the life sciences tools and services industry, as well as a lack of exposure to biotechnology stocks, also aided performance.
•	Stock picks in the communication services sector slowed results. The diversified telecommunication services industry weighed on performance due in part to a holding in Canada-based telecommunications company BCE, which added to its leverage when it bought a U.S. fiber internet provider, causing us to then exit the position.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
March 15, 2022 through March 31, 2025

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	Since Inception	Inception Date
G Class	6.82%	6.34%	3/15/22
Regulatory Index
Russell 3000	7.22%	10.35%	—
Performance Index
Russell Midcap Value	2.27%	5.34%	—

Performance Inception Date			Mar. 15, 2022
No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 7,352,645,764	$ 7,352,645,764	$ 7,352,645,764	$ 7,352,645,764	$ 7,352,645,764	$ 7,352,645,764	$ 7,352,645,764
Holdings Count | holding	108	108	108	108	108	108	108
Advisory Fees Paid, Amount	$ 52,024,067
Investment Company, Portfolio Turnover	50.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	98.1%	Health Care Providers and Services	8%
Exchange-Traded Funds	0.7%	Health Care Equipment and Supplies	8%
Short-Term Investments	1.5%	Banks	7%
Other Assets and Liabilities	(0.3)%	Electric Utilities	5%
		Oil, Gas and Consumable Fuels	5%

C000234632 [Member]
Shareholder Report [Line Items]
Fund Name	Small Cap Dividend Fund
Class Name	Investor Class
Trading Symbol	AMAEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Small Cap Dividend Fund for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$110	1.09%

Expenses Paid, Amount	$ 110
Expense Ratio, Percent	1.09%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
Small Cap Dividend Fund Investor Class returned 1.26% for the reporting period ended March 31, 2025.
The fund seeks long-term capital growth. Income is a secondary objective. The commentary below refers to the fund’s performance relative to the Russell 2000 Value Index.
•	Momentum and growth were leading factors for much of the first half of the 12-month period, propelled in part by investor enthusiasm for artificial intelligence (AI)-related stocks. The second half of the period was different, as some investors questioned the level of investment in AI. Threats of substantial tariffs by the U.S. against key trading partners caused stocks to decline broadly.
•	Security selection in the energy sector aided performance. The portfolio is overweight in the oil, gas and consumable fuels industry, and portfolio-only holdings TXO Partners and Hess Midstream were among the top contributing securities for the 12-month period.
•	Choices of investments in the health care sector helped results. A lack of exposure to the biotechnology industry aided relative performance. In the health care equipment and supplies industry, an overweight holding in Embecta also contributed as the supplier of pen needles for insulin devices posted strong earnings during the period.
•	Stock picks in the information technology sector weighed on performance. Selection in the electronic equipment and instrument industry weighed on results, as did the semiconductors and semiconductor industry, as it continued to seek a cyclical bottom during the period.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
April 5, 2022 through March 31, 2025

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	Since Inception	Inception Date
Investor Class	1.26%	2.77%	4/5/22
Regulatory Index
Russell 3000	7.22%	8.33%	—
Performance Index
Russell 2000 Value	-3.12%	0.56%	—

Performance Inception Date		Apr. 05, 2022
No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 107,307,624	$ 107,307,624	$ 107,307,624	$ 107,307,624	$ 107,307,624	$ 107,307,624	$ 107,307,624
Holdings Count | holding	81	81	81	81	81	81	81
Advisory Fees Paid, Amount	$ 138,501
Investment Company, Portfolio Turnover	61.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Common Stocks	98.3%
Preferred Securities	1.0%
Short-Term Investments	1.3%
Other Assets and Liabilities	(0.6)%

Material Fund Change [Text Block]

Fund Changes
Beginning October 2024, the total eligible investments required to qualify for a waiver of the annual account maintenance fee changed from $10,000 to $25,000. Such fee will also be waived for any accounts for which the shareholder has elected to receive electronic delivery of all fund/account documents.

Material Fund Change Expenses [Text Block]	Beginning October 2024, the total eligible investments required to qualify for a waiver of the annual account maintenance fee changed from $10,000 to $25,000. Such fee will also be waived for any accounts for which the shareholder has elected to receive electronic delivery of all fund/account documents.
C000234633 [Member]
Shareholder Report [Line Items]
Fund Name	Small Cap Dividend Fund
Class Name	I Class
Trading Symbol	AMAFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Small Cap Dividend Fund for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I Class	$90	0.89%

Expenses Paid, Amount	$ 90
Expense Ratio, Percent	0.89%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
Small Cap Dividend Fund I Class returned 1.36% for the reporting period ended March 31, 2025.
The fund seeks long-term capital growth. Income is a secondary objective. The commentary below refers to the fund’s performance relative to the Russell 2000 Value Index.
•	Momentum and growth were leading factors for much of the first half of the 12-month period, propelled in part by investor enthusiasm for artificial intelligence (AI)-related stocks. The second half of the period was different, as some investors questioned the level of investment in AI. Threats of substantial tariffs by the U.S. against key trading partners caused stocks to decline broadly.
•	Security selection in the energy sector aided performance. The portfolio is overweight in the oil, gas and consumable fuels industry, and portfolio-only holdings TXO Partners and Hess Midstream were among the top contributing securities for the 12-month period.
•	Choices of investments in the health care sector helped results. A lack of exposure to the biotechnology industry aided relative performance. In the health care equipment and supplies industry, an overweight holding in Embecta also contributed as the supplier of pen needles for insulin devices posted strong earnings during the period.
•	Stock picks in the information technology sector weighed on performance. Selection in the electronic equipment and instrument industry weighed on results, as did the semiconductors and semiconductor industry, as it continued to seek a cyclical bottom during the period.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
April 5, 2022 through March 31, 2025

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	Since Inception	Inception Date
I Class	1.36%	2.97%	4/5/22
Regulatory Index
Russell 3000	7.22%	8.33%	—
Performance Index
Russell 2000 Value	-3.12%	0.56%	—

Performance Inception Date		Apr. 05, 2022
No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 107,307,624	$ 107,307,624	$ 107,307,624	$ 107,307,624	$ 107,307,624	$ 107,307,624	$ 107,307,624
Holdings Count | holding	81	81	81	81	81	81	81
Advisory Fees Paid, Amount	$ 138,501
Investment Company, Portfolio Turnover	61.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Common Stocks	98.3%
Preferred Securities	1.0%
Short-Term Investments	1.3%
Other Assets and Liabilities	(0.6)%

C000234634 [Member]
Shareholder Report [Line Items]
Fund Name	Small Cap Dividend Fund
Class Name	A Class
Trading Symbol	AMAHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Small Cap Dividend Fund for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A Class	$135	1.34%

Expenses Paid, Amount	$ 135
Expense Ratio, Percent	1.34%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
Small Cap Dividend Fund A Class returned 0.95% for the reporting period ended March 31, 2025.
The fund seeks long-term capital growth. Income is a secondary objective. The commentary below refers to the fund’s performance relative to the Russell 2000 Value Index.
•	Momentum and growth were leading factors for much of the first half of the 12-month period, propelled in part by investor enthusiasm for artificial intelligence (AI)-related stocks. The second half of the period was different, as some investors questioned the level of investment in AI. Threats of substantial tariffs by the U.S. against key trading partners caused stocks to decline broadly.
•	Security selection in the energy sector aided performance. The portfolio is overweight in the oil, gas and consumable fuels industry, and portfolio-only holdings TXO Partners and Hess Midstream were among the top contributing securities for the 12-month period.
•	Choices of investments in the health care sector helped results. A lack of exposure to the biotechnology industry aided relative performance. In the health care equipment and supplies industry, an overweight holding in Embecta also contributed as the supplier of pen needles for insulin devices posted strong earnings during the period.
•	Stock picks in the information technology sector weighed on performance. Selection in the electronic equipment and instrument industry weighed on results, as did the semiconductors and semiconductor industry, as it continued to seek a cyclical bottom during the period.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
April 5, 2022 through March 31, 2025
The initial investment is adjusted to reflect the maximum initial sales charge.

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	Since Inception	Inception Date
A Class	0.95%	2.50%	4/5/22
A Class - with sales charge	-4.86%	0.48%	4/5/22
Regulatory Index
Russell 3000	7.22%	8.33%	—
Performance Index
Russell 2000 Value	-3.12%	0.56%	—

Performance Inception Date		Apr. 05, 2022
No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 107,307,624	$ 107,307,624	$ 107,307,624	$ 107,307,624	$ 107,307,624	$ 107,307,624	$ 107,307,624
Holdings Count | holding	81	81	81	81	81	81	81
Advisory Fees Paid, Amount	$ 138,501
Investment Company, Portfolio Turnover	61.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Common Stocks	98.3%
Preferred Securities	1.0%
Short-Term Investments	1.3%
Other Assets and Liabilities	(0.6)%

C000234635 [Member]
Shareholder Report [Line Items]
Fund Name	Small Cap Dividend Fund
Class Name	R Class
Trading Symbol	AMAJX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Small Cap Dividend Fund for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R Class	$160	1.59%

Expenses Paid, Amount	$ 160
Expense Ratio, Percent	1.59%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
Small Cap Dividend Fund R Class returned 0.67% for the reporting period ended March 31, 2025.
The fund seeks long-term capital growth. Income is a secondary objective. The commentary below refers to the fund’s performance relative to the Russell 2000 Value Index.
•	Momentum and growth were leading factors for much of the first half of the 12-month period, propelled in part by investor enthusiasm for artificial intelligence (AI)-related stocks. The second half of the period was different, as some investors questioned the level of investment in AI. Threats of substantial tariffs by the U.S. against key trading partners caused stocks to decline broadly.
•	Security selection in the energy sector aided performance. The portfolio is overweight in the oil, gas and consumable fuels industry, and portfolio-only holdings TXO Partners and Hess Midstream were among the top contributing securities for the 12-month period.
•	Choices of investments in the health care sector helped results. A lack of exposure to the biotechnology industry aided relative performance. In the health care equipment and supplies industry, an overweight holding in Embecta also contributed as the supplier of pen needles for insulin devices posted strong earnings during the period.
•	Stock picks in the information technology sector weighed on performance. Selection in the electronic equipment and instrument industry weighed on results, as did the semiconductors and semiconductor industry, as it continued to seek a cyclical bottom during the period.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
April 5, 2022 through March 31, 2025

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	Since Inception	Inception Date
R Class	0.67%	2.27%	4/5/22
Regulatory Index
Russell 3000	7.22%	8.33%	—
Performance Index
Russell 2000 Value	-3.12%	0.56%	—

Performance Inception Date		Apr. 05, 2022
No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 107,307,624	$ 107,307,624	$ 107,307,624	$ 107,307,624	$ 107,307,624	$ 107,307,624	$ 107,307,624
Holdings Count | holding	81	81	81	81	81	81	81
Advisory Fees Paid, Amount	$ 138,501
Investment Company, Portfolio Turnover	61.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Common Stocks	98.3%
Preferred Securities	1.0%
Short-Term Investments	1.3%
Other Assets and Liabilities	(0.6)%

C000234631 [Member]
Shareholder Report [Line Items]
Fund Name	Small Cap Dividend Fund
Class Name	R6 Class
Trading Symbol	AMAKX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Small Cap Dividend Fund for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6 Class	$75	0.74%

Expenses Paid, Amount	$ 75
Expense Ratio, Percent	0.74%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
Small Cap Dividend Fund R6 Class returned 1.52% for the reporting period ended March 31, 2025.
The fund seeks long-term capital growth. Income is a secondary objective. The commentary below refers to the fund’s performance relative to the Russell 2000 Value Index.
•	Momentum and growth were leading factors for much of the first half of the 12-month period, propelled in part by investor enthusiasm for artificial intelligence (AI)-related stocks. The second half of the period was different, as some investors questioned the level of investment in AI. Threats of substantial tariffs by the U.S. against key trading partners caused stocks to decline broadly.
•	Security selection in the energy sector aided performance. The portfolio is overweight in the oil, gas and consumable fuels industry, and portfolio-only holdings TXO Partners and Hess Midstream were among the top contributing securities for the 12-month period.
•	Choices of investments in the health care sector helped results. A lack of exposure to the biotechnology industry aided relative performance. In the health care equipment and supplies industry, an overweight holding in Embecta also contributed as the supplier of pen needles for insulin devices posted strong earnings during the period.
•	Stock picks in the information technology sector weighed on performance. Selection in the electronic equipment and instrument industry weighed on results, as did the semiconductors and semiconductor industry, as it continued to seek a cyclical bottom during the period.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
April 5, 2022 through March 31, 2025

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	Since Inception	Inception Date
R6 Class	1.52%	3.12%	4/5/22
Regulatory Index
Russell 3000	7.22%	8.33%	—
Performance Index
Russell 2000 Value	-3.12%	0.56%	—

Performance Inception Date		Apr. 05, 2022
No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 107,307,624	$ 107,307,624	$ 107,307,624	$ 107,307,624	$ 107,307,624	$ 107,307,624	$ 107,307,624
Holdings Count | holding	81	81	81	81	81	81	81
Advisory Fees Paid, Amount	$ 138,501
Investment Company, Portfolio Turnover	61.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Common Stocks	98.3%
Preferred Securities	1.0%
Short-Term Investments	1.3%
Other Assets and Liabilities	(0.6)%

C000234630 [Member]
Shareholder Report [Line Items]
Fund Name	Small Cap Dividend Fund
Class Name	G Class
Trading Symbol	AMALX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Small Cap Dividend Fund for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
G Class	$0	0.00%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
Small Cap Dividend Fund G Class returned 2.28% for the reporting period ended March 31, 2025.
The fund seeks long-term capital growth. Income is a secondary objective. The commentary below refers to the fund’s performance relative to the Russell 2000 Value Index.
•	Momentum and growth were leading factors for much of the first half of the 12-month period, propelled in part by investor enthusiasm for artificial intelligence (AI)-related stocks. The second half of the period was different, as some investors questioned the level of investment in AI. Threats of substantial tariffs by the U.S. against key trading partners caused stocks to decline broadly.
•	Security selection in the energy sector aided performance. The portfolio is overweight in the oil, gas and consumable fuels industry, and portfolio-only holdings TXO Partners and Hess Midstream were among the top contributing securities for the 12-month period.
•	Choices of investments in the health care sector helped results. A lack of exposure to the biotechnology industry aided relative performance. In the health care equipment and supplies industry, an overweight holding in Embecta also contributed as the supplier of pen needles for insulin devices posted strong earnings during the period.
•	Stock picks in the information technology sector weighed on performance. Selection in the electronic equipment and instrument industry weighed on results, as did the semiconductors and semiconductor industry, as it continued to seek a cyclical bottom during the period.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
April 5, 2022 through March 31, 2025

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	Since Inception	Inception Date
G Class	2.28%	3.88%	4/5/22
Regulatory Index
Russell 3000	7.22%	8.33%	—
Performance Index
Russell 2000 Value	-3.12%	0.56%	—

Performance Inception Date		Apr. 05, 2022
No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 107,307,624	$ 107,307,624	$ 107,307,624	$ 107,307,624	$ 107,307,624	$ 107,307,624	$ 107,307,624
Holdings Count | holding	81	81	81	81	81	81	81
Advisory Fees Paid, Amount	$ 138,501
Investment Company, Portfolio Turnover	61.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Common Stocks	98.3%
Preferred Securities	1.0%
Short-Term Investments	1.3%
Other Assets and Liabilities	(0.6)%

C000015885 [Member]
Shareholder Report [Line Items]
Fund Name	Small Cap Value Fund
Class Name	Investor Class
Trading Symbol	ASVIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Small Cap Value Fund for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$106	1.08%

Expenses Paid, Amount	$ 106
Expense Ratio, Percent	1.08%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
Small Cap Value Fund Investor Class returned (4.19)% for the reporting period ended March 31, 2025.
The fund seeks long-term capital growth. Income is a secondary objective. The commentary below refers to the fund’s performance relative to the Russell 2000 Value Index.
•	Momentum and growth were leading factors for much of the first half of the 12-month period, propelled in part by investor enthusiasm for artificial intelligence (AI)-related stocks. The second half of the period was different, as some investors questioned the level of investment in AI. Threats of substantial tariffs by the U.S. against key trading partners caused stocks to decline broadly.
•	Security selection in the health care sector was a top contributor to performance. Not owning any biotechnology stocks helped. And while the portfolio is underweight in the health care providers and services industry, an overweight position in Patterson Cos. aided performance as the dental and animal health products distributor was a target for a private equity takeout.
•	Choices of investments in the industrials sector gave results a boost. The portfolio has limited exposure to the building products industry, but a portfolio-only holding in Tecnoglass contributed to results as the architectural glass manufacturer took market share in residential windows and expanded into the aluminum windows market.
•	Stock picks in the consumer discretionary sector weighed on performance. Slowing consumer spending hampered many of the sector’s stocks, and a portfolio-only holding in Brunswick detracted as the market for marine products continued to seek a cyclical bottom during the period.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
March 31, 2015 through March 31, 2025

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	10 Year
Investor Class	-4.19%	17.80%	7.96%
Regulatory Index
Russell 3000	7.22%	18.18%	11.80%
Performance Index
Russell 2000 Value	-3.12%	15.31%	6.07%

No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 4,759,867,361	$ 4,759,867,361	$ 4,759,867,361	$ 4,759,867,361	$ 4,759,867,361	$ 4,759,867,361	$ 4,759,867,361
Holdings Count | holding	109	109	109	109	109	109	109
Advisory Fees Paid, Amount	$ 42,505,926
Investment Company, Portfolio Turnover	39.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	99.5%	Banks	25%
Short-Term Investments	0.8%	Oil, Gas and Consumable Fuels	9%
Other Assets and Liabilities	(0.3)%	Financial Services	6%
		Machinery	6%
		Insurance	5%

Material Fund Change [Text Block]

Fund Changes
Beginning October 2024, the total eligible investments required to qualify for a waiver of the annual account maintenance fee changed from $10,000 to $25,000. Such fee will also be waived for any accounts for which the shareholder has elected to receive electronic delivery of all fund/account documents.

Material Fund Change Expenses [Text Block]	Beginning October 2024, the total eligible investments required to qualify for a waiver of the annual account maintenance fee changed from $10,000 to $25,000. Such fee will also be waived for any accounts for which the shareholder has elected to receive electronic delivery of all fund/account documents.
C000015887 [Member]
Shareholder Report [Line Items]
Fund Name	Small Cap Value Fund
Class Name	I Class
Trading Symbol	ACVIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Small Cap Value Fund for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I Class	$86	0.88%

Expenses Paid, Amount	$ 86
Expense Ratio, Percent	0.88%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
Small Cap Value Fund I Class returned (3.94)% for the reporting period ended March 31, 2025.
The fund seeks long-term capital growth. Income is a secondary objective. The commentary below refers to the fund’s performance relative to the Russell 2000 Value Index.
•	Momentum and growth were leading factors for much of the first half of the 12-month period, propelled in part by investor enthusiasm for artificial intelligence (AI)-related stocks. The second half of the period was different, as some investors questioned the level of investment in AI. Threats of substantial tariffs by the U.S. against key trading partners caused stocks to decline broadly.
•	Security selection in the health care sector was a top contributor to performance. Not owning any biotechnology stocks helped. And while the portfolio is underweight in the health care providers and services industry, an overweight position in Patterson Cos. aided performance as the dental and animal health products distributor was a target for a private equity takeout.
•	Choices of investments in the industrials sector gave results a boost. The portfolio has limited exposure to the building products industry, but a portfolio-only holding in Tecnoglass contributed to results as the architectural glass manufacturer took market share in residential windows and expanded into the aluminum windows market.
•	Stock picks in the consumer discretionary sector weighed on performance. Slowing consumer spending hampered many of the sector’s stocks, and a portfolio-only holding in Brunswick detracted as the market for marine products continued to seek a cyclical bottom during the period.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
March 31, 2015 through March 31, 2025

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	10 Year
I Class	-3.94%	18.05%	8.19%
Regulatory Index
Russell 3000	7.22%	18.18%	11.80%
Performance Index
Russell 2000 Value	-3.12%	15.31%	6.07%

No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 4,759,867,361	$ 4,759,867,361	$ 4,759,867,361	$ 4,759,867,361	$ 4,759,867,361	$ 4,759,867,361	$ 4,759,867,361
Holdings Count | holding	109	109	109	109	109	109	109
Advisory Fees Paid, Amount	$ 42,505,926
Investment Company, Portfolio Turnover	39.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	99.5%	Banks	25%
Short-Term Investments	0.8%	Oil, Gas and Consumable Fuels	9%
Other Assets and Liabilities	(0.3)%	Financial Services	6%
		Machinery	6%
		Insurance	5%

C000189831 [Member]
Shareholder Report [Line Items]
Fund Name	Small Cap Value Fund
Class Name	Y Class
Trading Symbol	ASVYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Small Cap Value Fund for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Y Class	$72	0.73%

Expenses Paid, Amount	$ 72
Expense Ratio, Percent	0.73%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
Small Cap Value Fund Y Class returned (3.78)% for the reporting period ended March 31, 2025.
The fund seeks long-term capital growth. Income is a secondary objective. The commentary below refers to the fund’s performance relative to the Russell 2000 Value Index.
•	Momentum and growth were leading factors for much of the first half of the 12-month period, propelled in part by investor enthusiasm for artificial intelligence (AI)-related stocks. The second half of the period was different, as some investors questioned the level of investment in AI. Threats of substantial tariffs by the U.S. against key trading partners caused stocks to decline broadly.
•	Security selection in the health care sector was a top contributor to performance. Not owning any biotechnology stocks helped. And while the portfolio is underweight in the health care providers and services industry, an overweight position in Patterson Cos. aided performance as the dental and animal health products distributor was a target for a private equity takeout.
•	Choices of investments in the industrials sector gave results a boost. The portfolio has limited exposure to the building products industry, but a portfolio-only holding in Tecnoglass contributed to results as the architectural glass manufacturer took market share in residential windows and expanded into the aluminum windows market.
•	Stock picks in the consumer discretionary sector weighed on performance. Slowing consumer spending hampered many of the sector’s stocks, and a portfolio-only holding in Brunswick detracted as the market for marine products continued to seek a cyclical bottom during the period.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
April 10, 2017 through March 31, 2025

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	Since Inception	Inception Date
Y Class	-3.78%	18.23%	7.87%	4/10/17
Regulatory Index
Russell 3000	7.22%	18.18%	12.72%	—
Performance Index
Russell 2000 Value	-3.12%	15.31%	5.47%	—

Performance Inception Date							Apr. 10, 2017
No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 4,759,867,361	$ 4,759,867,361	$ 4,759,867,361	$ 4,759,867,361	$ 4,759,867,361	$ 4,759,867,361	$ 4,759,867,361
Holdings Count | holding	109	109	109	109	109	109	109
Advisory Fees Paid, Amount	$ 42,505,926
Investment Company, Portfolio Turnover	39.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	99.5%	Banks	25%
Short-Term Investments	0.8%	Oil, Gas and Consumable Fuels	9%
Other Assets and Liabilities	(0.3)%	Financial Services	6%
		Machinery	6%
		Insurance	5%

C000015886 [Member]
Shareholder Report [Line Items]
Fund Name	Small Cap Value Fund
Class Name	A Class
Trading Symbol	ACSCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Small Cap Value Fund for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A Class	$130	1.33%

Expenses Paid, Amount	$ 130
Expense Ratio, Percent	1.33%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
Small Cap Value Fund A Class returned (4.40)% for the reporting period ended March 31, 2025.
The fund seeks long-term capital growth. Income is a secondary objective. The commentary below refers to the fund’s performance relative to the Russell 2000 Value Index.
•	Momentum and growth were leading factors for much of the first half of the 12-month period, propelled in part by investor enthusiasm for artificial intelligence (AI)-related stocks. The second half of the period was different, as some investors questioned the level of investment in AI. Threats of substantial tariffs by the U.S. against key trading partners caused stocks to decline broadly.
•	Security selection in the health care sector was a top contributor to performance. Not owning any biotechnology stocks helped. And while the portfolio is underweight in the health care providers and services industry, an overweight position in Patterson Cos. aided performance as the dental and animal health products distributor was a target for a private equity takeout.
•	Choices of investments in the industrials sector gave results a boost. The portfolio has limited exposure to the building products industry, but a portfolio-only holding in Tecnoglass contributed to results as the architectural glass manufacturer took market share in residential windows and expanded into the aluminum windows market.
•	Stock picks in the consumer discretionary sector weighed on performance. Slowing consumer spending hampered many of the sector’s stocks, and a portfolio-only holding in Brunswick detracted as the market for marine products continued to seek a cyclical bottom during the period.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
March 31, 2015 through March 31, 2025
The initial investment is adjusted to reflect the maximum initial sales charge.

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	10 Year
A Class	-4.40%	17.53%	7.70%
A Class - with sales charge	-9.90%	16.14%	7.06%
Regulatory Index
Russell 3000	7.22%	18.18%	11.80%
Performance Index
Russell 2000 Value	-3.12%	15.31%	6.07%

No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 4,759,867,361	$ 4,759,867,361	$ 4,759,867,361	$ 4,759,867,361	$ 4,759,867,361	$ 4,759,867,361	$ 4,759,867,361
Holdings Count | holding	109	109	109	109	109	109	109
Advisory Fees Paid, Amount	$ 42,505,926
Investment Company, Portfolio Turnover	39.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	99.5%	Banks	25%
Short-Term Investments	0.8%	Oil, Gas and Consumable Fuels	9%
Other Assets and Liabilities	(0.3)%	Financial Services	6%
		Machinery	6%
		Insurance	5%

C000087958 [Member]
Shareholder Report [Line Items]
Fund Name	Small Cap Value Fund
Class Name	C Class
Trading Symbol	ASVNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Small Cap Value Fund for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C Class	$203	2.08%

Expenses Paid, Amount	$ 203
Expense Ratio, Percent	2.08%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
Small Cap Value Fund C Class returned (5.14)% for the reporting period ended March 31, 2025.
The fund seeks long-term capital growth. Income is a secondary objective. The commentary below refers to the fund’s performance relative to the Russell 2000 Value Index.
•	Momentum and growth were leading factors for much of the first half of the 12-month period, propelled in part by investor enthusiasm for artificial intelligence (AI)-related stocks. The second half of the period was different, as some investors questioned the level of investment in AI. Threats of substantial tariffs by the U.S. against key trading partners caused stocks to decline broadly.
•	Security selection in the health care sector was a top contributor to performance. Not owning any biotechnology stocks helped. And while the portfolio is underweight in the health care providers and services industry, an overweight position in Patterson Cos. aided performance as the dental and animal health products distributor was a target for a private equity takeout.
•	Choices of investments in the industrials sector gave results a boost. The portfolio has limited exposure to the building products industry, but a portfolio-only holding in Tecnoglass contributed to results as the architectural glass manufacturer took market share in residential windows and expanded into the aluminum windows market.
•	Stock picks in the consumer discretionary sector weighed on performance. Slowing consumer spending hampered many of the sector’s stocks, and a portfolio-only holding in Brunswick detracted as the market for marine products continued to seek a cyclical bottom during the period.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
March 31, 2015 through March 31, 2025

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	10 Year
C Class	-5.14%	16.62%	6.89%
Regulatory Index
Russell 3000	7.22%	18.18%	11.80%
Performance Index
Russell 2000 Value	-3.12%	15.31%	6.07%

No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 4,759,867,361	$ 4,759,867,361	$ 4,759,867,361	$ 4,759,867,361	$ 4,759,867,361	$ 4,759,867,361	$ 4,759,867,361
Holdings Count | holding	109	109	109	109	109	109	109
Advisory Fees Paid, Amount	$ 42,505,926
Investment Company, Portfolio Turnover	39.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	99.5%	Banks	25%
Short-Term Investments	0.8%	Oil, Gas and Consumable Fuels	9%
Other Assets and Liabilities	(0.3)%	Financial Services	6%
		Machinery	6%
		Insurance	5%

C000087959 [Member]
Shareholder Report [Line Items]
Fund Name	Small Cap Value Fund
Class Name	R Class
Trading Symbol	ASVRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Small Cap Value Fund for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R Class	$154	1.58%

Expenses Paid, Amount	$ 154
Expense Ratio, Percent	1.58%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
Small Cap Value Fund R Class returned (4.68)% for the reporting period ended March 31, 2025.
The fund seeks long-term capital growth. Income is a secondary objective. The commentary below refers to the fund’s performance relative to the Russell 2000 Value Index.
•	Momentum and growth were leading factors for much of the first half of the 12-month period, propelled in part by investor enthusiasm for artificial intelligence (AI)-related stocks. The second half of the period was different, as some investors questioned the level of investment in AI. Threats of substantial tariffs by the U.S. against key trading partners caused stocks to decline broadly.
•	Security selection in the health care sector was a top contributor to performance. Not owning any biotechnology stocks helped. And while the portfolio is underweight in the health care providers and services industry, an overweight position in Patterson Cos. aided performance as the dental and animal health products distributor was a target for a private equity takeout.
•	Choices of investments in the industrials sector gave results a boost. The portfolio has limited exposure to the building products industry, but a portfolio-only holding in Tecnoglass contributed to results as the architectural glass manufacturer took market share in residential windows and expanded into the aluminum windows market.
•	Stock picks in the consumer discretionary sector weighed on performance. Slowing consumer spending hampered many of the sector’s stocks, and a portfolio-only holding in Brunswick detracted as the market for marine products continued to seek a cyclical bottom during the period.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
March 31, 2015 through March 31, 2025

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	10 Year
R Class	-4.68%	17.21%	7.43%
Regulatory Index
Russell 3000	7.22%	18.18%	11.80%
Performance Index
Russell 2000 Value	-3.12%	15.31%	6.07%

No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 4,759,867,361	$ 4,759,867,361	$ 4,759,867,361	$ 4,759,867,361	$ 4,759,867,361	$ 4,759,867,361	$ 4,759,867,361
Holdings Count | holding	109	109	109	109	109	109	109
Advisory Fees Paid, Amount	$ 42,505,926
Investment Company, Portfolio Turnover	39.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	99.5%	Banks	25%
Short-Term Investments	0.8%	Oil, Gas and Consumable Fuels	9%
Other Assets and Liabilities	(0.3)%	Financial Services	6%
		Machinery	6%
		Insurance	5%

C000189830 [Member]
Shareholder Report [Line Items]
Fund Name	Small Cap Value Fund
Class Name	R5 Class
Trading Symbol	ASVGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Small Cap Value Fund for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R5 Class	$86	0.88%

Expenses Paid, Amount	$ 86
Expense Ratio, Percent	0.88%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
Small Cap Value Fund R5 Class returned (3.94)% for the reporting period ended March 31, 2025.
The fund seeks long-term capital growth. Income is a secondary objective. The commentary below refers to the fund’s performance relative to the Russell 2000 Value Index.
•	Momentum and growth were leading factors for much of the first half of the 12-month period, propelled in part by investor enthusiasm for artificial intelligence (AI)-related stocks. The second half of the period was different, as some investors questioned the level of investment in AI. Threats of substantial tariffs by the U.S. against key trading partners caused stocks to decline broadly.
•	Security selection in the health care sector was a top contributor to performance. Not owning any biotechnology stocks helped. And while the portfolio is underweight in the health care providers and services industry, an overweight position in Patterson Cos. aided performance as the dental and animal health products distributor was a target for a private equity takeout.
•	Choices of investments in the industrials sector gave results a boost. The portfolio has limited exposure to the building products industry, but a portfolio-only holding in Tecnoglass contributed to results as the architectural glass manufacturer took market share in residential windows and expanded into the aluminum windows market.
•	Stock picks in the consumer discretionary sector weighed on performance. Slowing consumer spending hampered many of the sector’s stocks, and a portfolio-only holding in Brunswick detracted as the market for marine products continued to seek a cyclical bottom during the period.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
April 10, 2017 through March 31, 2025

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	Since Inception	Inception Date
R5 Class	-3.94%	18.07%	7.70%	4/10/17
Regulatory Index
Russell 3000	7.22%	18.18%	12.72%	—
Performance Index
Russell 2000 Value	-3.12%	15.31%	5.47%	—

Performance Inception Date							Apr. 10, 2017
No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 4,759,867,361	$ 4,759,867,361	$ 4,759,867,361	$ 4,759,867,361	$ 4,759,867,361	$ 4,759,867,361	$ 4,759,867,361
Holdings Count | holding	109	109	109	109	109	109	109
Advisory Fees Paid, Amount	$ 42,505,926
Investment Company, Portfolio Turnover	39.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	99.5%	Banks	25%
Short-Term Investments	0.8%	Oil, Gas and Consumable Fuels	9%
Other Assets and Liabilities	(0.3)%	Financial Services	6%
		Machinery	6%
		Insurance	5%

C000131606 [Member]
Shareholder Report [Line Items]
Fund Name	Small Cap Value Fund
Class Name	R6 Class
Trading Symbol	ASVDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Small Cap Value Fund for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6 Class	$72	0.73%

Expenses Paid, Amount	$ 72
Expense Ratio, Percent	0.73%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
Small Cap Value Fund R6 Class returned (3.88)% for the reporting period ended March 31, 2025.
The fund seeks long-term capital growth. Income is a secondary objective. The commentary below refers to the fund’s performance relative to the Russell 2000 Value Index.
•	Momentum and growth were leading factors for much of the first half of the 12-month period, propelled in part by investor enthusiasm for artificial intelligence (AI)-related stocks. The second half of the period was different, as some investors questioned the level of investment in AI. Threats of substantial tariffs by the U.S. against key trading partners caused stocks to decline broadly.
•	Security selection in the health care sector was a top contributor to performance. Not owning any biotechnology stocks helped. And while the portfolio is underweight in the health care providers and services industry, an overweight position in Patterson Cos. aided performance as the dental and animal health products distributor was a target for a private equity takeout.
•	Choices of investments in the industrials sector gave results a boost. The portfolio has limited exposure to the building products industry, but a portfolio-only holding in Tecnoglass contributed to results as the architectural glass manufacturer took market share in residential windows and expanded into the aluminum windows market.
•	Stock picks in the consumer discretionary sector weighed on performance. Slowing consumer spending hampered many of the sector’s stocks, and a portfolio-only holding in Brunswick detracted as the market for marine products continued to seek a cyclical bottom during the period.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
March 31, 2015 through March 31, 2025

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	10 Year
R6 Class	-3.88%	18.24%	8.34%
Regulatory Index
Russell 3000	7.22%	18.18%	11.80%
Performance Index
Russell 2000 Value	-3.12%	15.31%	6.07%

No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 4,759,867,361	$ 4,759,867,361	$ 4,759,867,361	$ 4,759,867,361	$ 4,759,867,361	$ 4,759,867,361	$ 4,759,867,361
Holdings Count | holding	109	109	109	109	109	109	109
Advisory Fees Paid, Amount	$ 42,505,926
Investment Company, Portfolio Turnover	39.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	99.5%	Banks	25%
Short-Term Investments	0.8%	Oil, Gas and Consumable Fuels	9%
Other Assets and Liabilities	(0.3)%	Financial Services	6%
		Machinery	6%
		Insurance	5%

C000212522 [Member]
Shareholder Report [Line Items]
Fund Name	Small Cap Value Fund
Class Name	G Class
Trading Symbol	ASVHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Small Cap Value Fund for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
G Class	$0	0.00%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
Small Cap Value Fund G Class returned (3.16)% for the reporting period ended March 31, 2025.
The fund seeks long-term capital growth. Income is a secondary objective. The commentary below refers to the fund’s performance relative to the Russell 2000 Value Index.
•	Momentum and growth were leading factors for much of the first half of the 12-month period, propelled in part by investor enthusiasm for artificial intelligence (AI)-related stocks. The second half of the period was different, as some investors questioned the level of investment in AI. Threats of substantial tariffs by the U.S. against key trading partners caused stocks to decline broadly.
•	Security selection in the health care sector was a top contributor to performance. Not owning any biotechnology stocks helped. And while the portfolio is underweight in the health care providers and services industry, an overweight position in Patterson Cos. aided performance as the dental and animal health products distributor was a target for a private equity takeout.
•	Choices of investments in the industrials sector gave results a boost. The portfolio has limited exposure to the building products industry, but a portfolio-only holding in Tecnoglass contributed to results as the architectural glass manufacturer took market share in residential windows and expanded into the aluminum windows market.
•	Stock picks in the consumer discretionary sector weighed on performance. Slowing consumer spending hampered many of the sector’s stocks, and a portfolio-only holding in Brunswick detracted as the market for marine products continued to seek a cyclical bottom during the period.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
April 1, 2019 through March 31, 2025

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	Since Inception	Inception Date
G Class	-3.16%	19.11%	10.37%	4/1/19
Regulatory Index
Russell 3000	7.22%	18.18%	12.89%	—
Performance Index
Russell 2000 Value	-3.12%	15.31%	5.95%	—

Performance Inception Date						Apr. 01, 2019
No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 4,759,867,361	$ 4,759,867,361	$ 4,759,867,361	$ 4,759,867,361	$ 4,759,867,361	$ 4,759,867,361	$ 4,759,867,361
Holdings Count | holding	109	109	109	109	109	109	109
Advisory Fees Paid, Amount	$ 42,505,926
Investment Company, Portfolio Turnover	39.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	99.5%	Banks	25%
Short-Term Investments	0.8%	Oil, Gas and Consumable Fuels	9%
Other Assets and Liabilities	(0.3)%	Financial Services	6%
		Machinery	6%
		Insurance	5%

C000015889 [Member]
Shareholder Report [Line Items]
Fund Name	Value Fund
Class Name	Investor Class
Trading Symbol	TWVLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Value Fund for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$100	0.97%

Expenses Paid, Amount	$ 100
Expense Ratio, Percent	0.97%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
Value Fund Investor Class returned 7.09% for the reporting period ended March 31, 2025.
The fund seeks long-term capital growth. Income is a secondary objective. The commentary below refers to the fund's performance relative to the Russell 1000 Value Index.
•	Momentum and growth were leading factors for much of the first half of the 12-month period, propelled in part by investor enthusiasm for artificial intelligence (AI)-related stocks. The second half of the period was different as some investors questioned the level of investment in AI. Threats of substantial tariffs by the U.S. against key trading partners caused stocks to decline broadly.
•	The portfolio's underweight position and security selection in the information technology sector aided performance. Within the sector, the portfolio benefited from being overweight in the communications equipment industry and underweight in the semiconductors industry. F5 was the portfolio's top contributor as its inventory digestion abated and software revenue growth inflected.
•	The portfolio's underweight in the materials sector also aided performance. Limited exposure to the chemicals and metals and mining industries contributed to results during the period.
•	Stock selection within the consumer staples sector detracted. Holdings in the beverages industry suffered from weak volumes. A position in discounter retailer Dollar Tree hampered results as store traffic remained muted and operational improvements fell short of expectations. The company faced headwinds within its Family Dollar banner, although it found a buyer for it late in the period.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
March 31, 2015 through March 31, 2025

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	10 Year
Investor Class	7.09%	17.06%	8.36%
Regulatory Index
Russell 1000	7.82%	18.47%	12.18%
Performance Index
Russell 1000 Value	7.18%	16.15%	8.79%

No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 2,163,824,927	$ 2,163,824,927	$ 2,163,824,927	$ 2,163,824,927	$ 2,163,824,927	$ 2,163,824,927	$ 2,163,824,927
Holdings Count | holding	100	100	100	100	100	100	100
Advisory Fees Paid, Amount	$ 19,294,133
Investment Company, Portfolio Turnover	44.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	97.4%	Banks	9%
Short-Term Investments	2.3%	Oil, Gas and Consumable Fuels	8%
Other Assets and Liabilities	0.3%	Pharmaceuticals	8%
		Health Care Equipment and Supplies	6%
		Capital Markets	6%

Material Fund Change [Text Block]

Fund Changes
Beginning October 2024, the total eligible investments required to qualify for a waiver of the annual account maintenance fee changed from $10,000 to $25,000. Such fee will also be waived for any accounts for which the shareholder has elected to receive electronic delivery of all fund/account documents.

Material Fund Change Expenses [Text Block]	Beginning October 2024, the total eligible investments required to qualify for a waiver of the annual account maintenance fee changed from $10,000 to $25,000. Such fee will also be waived for any accounts for which the shareholder has elected to receive electronic delivery of all fund/account documents.
C000015891 [Member]
Shareholder Report [Line Items]
Fund Name	Value Fund
Class Name	I Class
Trading Symbol	AVLIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Value Fund for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I Class	$80	0.77%

Expenses Paid, Amount	$ 80
Expense Ratio, Percent	0.77%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
Value Fund I Class returned 7.28% for the reporting period ended March 31, 2025.
The fund seeks long-term capital growth. Income is a secondary objective. The commentary below refers to the fund's performance relative to the Russell 1000 Value Index.
•	Momentum and growth were leading factors for much of the first half of the 12-month period, propelled in part by investor enthusiasm for artificial intelligence (AI)-related stocks. The second half of the period was different as some investors questioned the level of investment in AI. Threats of substantial tariffs by the U.S. against key trading partners caused stocks to decline broadly.
•	The portfolio's underweight position and security selection in the information technology sector aided performance. Within the sector, the portfolio benefited from being overweight in the communications equipment industry and underweight in the semiconductors industry. F5 was the portfolio's top contributor as its inventory digestion abated and software revenue growth inflected.
•	The portfolio's underweight in the materials sector also aided performance. Limited exposure to the chemicals and metals and mining industries contributed to results during the period.
•	Stock selection within the consumer staples sector detracted. Holdings in the beverages industry suffered from weak volumes. A position in discounter retailer Dollar Tree hampered results as store traffic remained muted and operational improvements fell short of expectations. The company faced headwinds within its Family Dollar banner, although it found a buyer for it late in the period.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
March 31, 2015 through March 31, 2025

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	10 Year
I Class	7.28%	17.27%	8.59%
Regulatory Index
Russell 1000	7.82%	18.47%	12.18%
Performance Index
Russell 1000 Value	7.18%	16.15%	8.79%

No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 2,163,824,927	$ 2,163,824,927	$ 2,163,824,927	$ 2,163,824,927	$ 2,163,824,927	$ 2,163,824,927	$ 2,163,824,927
Holdings Count | holding	100	100	100	100	100	100	100
Advisory Fees Paid, Amount	$ 19,294,133
Investment Company, Portfolio Turnover	44.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	97.4%	Banks	9%
Short-Term Investments	2.3%	Oil, Gas and Consumable Fuels	8%
Other Assets and Liabilities	0.3%	Pharmaceuticals	8%
		Health Care Equipment and Supplies	6%
		Capital Markets	6%

C000181791 [Member]
Shareholder Report [Line Items]
Fund Name	Value Fund
Class Name	Y Class
Trading Symbol	AVUYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Value Fund for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Y Class	$64	0.62%

Expenses Paid, Amount	$ 64
Expense Ratio, Percent	0.62%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
Value Fund Y Class returned 7.45% for the reporting period ended March 31, 2025.
The fund seeks long-term capital growth. Income is a secondary objective. The commentary below refers to the fund's performance relative to the Russell 1000 Value Index.
•	Momentum and growth were leading factors for much of the first half of the 12-month period, propelled in part by investor enthusiasm for artificial intelligence (AI)-related stocks. The second half of the period was different as some investors questioned the level of investment in AI. Threats of substantial tariffs by the U.S. against key trading partners caused stocks to decline broadly.
•	The portfolio's underweight position and security selection in the information technology sector aided performance. Within the sector, the portfolio benefited from being overweight in the communications equipment industry and underweight in the semiconductors industry. F5 was the portfolio's top contributor as its inventory digestion abated and software revenue growth inflected.
•	The portfolio's underweight in the materials sector also aided performance. Limited exposure to the chemicals and metals and mining industries contributed to results during the period.
•	Stock selection within the consumer staples sector detracted. Holdings in the beverages industry suffered from weak volumes. A position in discounter retailer Dollar Tree hampered results as store traffic remained muted and operational improvements fell short of expectations. The company faced headwinds within its Family Dollar banner, although it found a buyer for it late in the period.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
April 10, 2017 through March 31, 2025

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	Since Inception	Inception Date
Y Class	7.45%	17.45%	8.73%	4/10/17
Regulatory Index
Russell 1000	7.82%	18.47%	13.14%	—
Performance Index
Russell 1000 Value	7.18%	16.15%	8.95%	—

Performance Inception Date							Apr. 10, 2017
No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 2,163,824,927	$ 2,163,824,927	$ 2,163,824,927	$ 2,163,824,927	$ 2,163,824,927	$ 2,163,824,927	$ 2,163,824,927
Holdings Count | holding	100	100	100	100	100	100	100
Advisory Fees Paid, Amount	$ 19,294,133
Investment Company, Portfolio Turnover	44.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	97.4%	Banks	9%
Short-Term Investments	2.3%	Oil, Gas and Consumable Fuels	8%
Other Assets and Liabilities	0.3%	Pharmaceuticals	8%
		Health Care Equipment and Supplies	6%
		Capital Markets	6%

C000015890 [Member]
Shareholder Report [Line Items]
Fund Name	Value Fund
Class Name	A Class
Trading Symbol	TWADX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Value Fund for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A Class	$126	1.22%

Expenses Paid, Amount	$ 126
Expense Ratio, Percent	1.22%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
Value Fund A Class returned 6.70% for the reporting period ended March 31, 2025.
The fund seeks long-term capital growth. Income is a secondary objective. The commentary below refers to the fund's performance relative to the Russell 1000 Value Index.
•	Momentum and growth were leading factors for much of the first half of the 12-month period, propelled in part by investor enthusiasm for artificial intelligence (AI)-related stocks. The second half of the period was different as some investors questioned the level of investment in AI. Threats of substantial tariffs by the U.S. against key trading partners caused stocks to decline broadly.
•	The portfolio's underweight position and security selection in the information technology sector aided performance. Within the sector, the portfolio benefited from being overweight in the communications equipment industry and underweight in the semiconductors industry. F5 was the portfolio's top contributor as its inventory digestion abated and software revenue growth inflected.
•	The portfolio's underweight in the materials sector also aided performance. Limited exposure to the chemicals and metals and mining industries contributed to results during the period.
•	Stock selection within the consumer staples sector detracted. Holdings in the beverages industry suffered from weak volumes. A position in discounter retailer Dollar Tree hampered results as store traffic remained muted and operational improvements fell short of expectations. The company faced headwinds within its Family Dollar banner, although it found a buyer for it late in the period.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
March 31, 2015 through March 31, 2025
The initial investment is adjusted to reflect the maximum initial sales charge.

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	10 Year
A Class	6.70%	16.73%	8.09%
A Class - with sales charge	0.56%	15.35%	7.45%
Regulatory Index
Russell 1000	7.82%	18.47%	12.18%
Performance Index
Russell 1000 Value	7.18%	16.15%	8.79%

No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 2,163,824,927	$ 2,163,824,927	$ 2,163,824,927	$ 2,163,824,927	$ 2,163,824,927	$ 2,163,824,927	$ 2,163,824,927
Holdings Count | holding	100	100	100	100	100	100	100
Advisory Fees Paid, Amount	$ 19,294,133
Investment Company, Portfolio Turnover	44.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	97.4%	Banks	9%
Short-Term Investments	2.3%	Oil, Gas and Consumable Fuels	8%
Other Assets and Liabilities	0.3%	Pharmaceuticals	8%
		Health Care Equipment and Supplies	6%
		Capital Markets	6%

C000015894 [Member]
Shareholder Report [Line Items]
Fund Name	Value Fund
Class Name	C Class
Trading Symbol	ACLCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Value Fund for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C Class	$203	1.97%

Expenses Paid, Amount	$ 203
Expense Ratio, Percent	1.97%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
Value Fund C Class returned 6.05% for the reporting period ended March 31, 2025.
The fund seeks long-term capital growth. Income is a secondary objective. The commentary below refers to the fund's performance relative to the Russell 1000 Value Index.
•	Momentum and growth were leading factors for much of the first half of the 12-month period, propelled in part by investor enthusiasm for artificial intelligence (AI)-related stocks. The second half of the period was different as some investors questioned the level of investment in AI. Threats of substantial tariffs by the U.S. against key trading partners caused stocks to decline broadly.
•	The portfolio's underweight position and security selection in the information technology sector aided performance. Within the sector, the portfolio benefited from being overweight in the communications equipment industry and underweight in the semiconductors industry. F5 was the portfolio's top contributor as its inventory digestion abated and software revenue growth inflected.
•	The portfolio's underweight in the materials sector also aided performance. Limited exposure to the chemicals and metals and mining industries contributed to results during the period.
•	Stock selection within the consumer staples sector detracted. Holdings in the beverages industry suffered from weak volumes. A position in discounter retailer Dollar Tree hampered results as store traffic remained muted and operational improvements fell short of expectations. The company faced headwinds within its Family Dollar banner, although it found a buyer for it late in the period.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
March 31, 2015 through March 31, 2025

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	10 Year
C Class	6.05%	15.87%	7.29%
Regulatory Index
Russell 1000	7.82%	18.47%	12.18%
Performance Index
Russell 1000 Value	7.18%	16.15%	8.79%

No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 2,163,824,927	$ 2,163,824,927	$ 2,163,824,927	$ 2,163,824,927	$ 2,163,824,927	$ 2,163,824,927	$ 2,163,824,927
Holdings Count | holding	100	100	100	100	100	100	100
Advisory Fees Paid, Amount	$ 19,294,133
Investment Company, Portfolio Turnover	44.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	97.4%	Banks	9%
Short-Term Investments	2.3%	Oil, Gas and Consumable Fuels	8%
Other Assets and Liabilities	0.3%	Pharmaceuticals	8%
		Health Care Equipment and Supplies	6%
		Capital Markets	6%

C000015895 [Member]
Shareholder Report [Line Items]
Fund Name	Value Fund
Class Name	R Class
Trading Symbol	AVURX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Value Fund for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R Class	$152	1.47%

Expenses Paid, Amount	$ 152
Expense Ratio, Percent	1.47%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
Value Fund R Class returned 6.54% for the reporting period ended March 31, 2025.
The fund seeks long-term capital growth. Income is a secondary objective. The commentary below refers to the fund's performance relative to the Russell 1000 Value Index.
•	Momentum and growth were leading factors for much of the first half of the 12-month period, propelled in part by investor enthusiasm for artificial intelligence (AI)-related stocks. The second half of the period was different as some investors questioned the level of investment in AI. Threats of substantial tariffs by the U.S. against key trading partners caused stocks to decline broadly.
•	The portfolio's underweight position and security selection in the information technology sector aided performance. Within the sector, the portfolio benefited from being overweight in the communications equipment industry and underweight in the semiconductors industry. F5 was the portfolio's top contributor as its inventory digestion abated and software revenue growth inflected.
•	The portfolio's underweight in the materials sector also aided performance. Limited exposure to the chemicals and metals and mining industries contributed to results during the period.
•	Stock selection within the consumer staples sector detracted. Holdings in the beverages industry suffered from weak volumes. A position in discounter retailer Dollar Tree hampered results as store traffic remained muted and operational improvements fell short of expectations. The company faced headwinds within its Family Dollar banner, although it found a buyer for it late in the period.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
March 31, 2015 through March 31, 2025

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	10 Year
R Class	6.54%	16.45%	7.81%
Regulatory Index
Russell 1000	7.82%	18.47%	12.18%
Performance Index
Russell 1000 Value	7.18%	16.15%	8.79%

No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 2,163,824,927	$ 2,163,824,927	$ 2,163,824,927	$ 2,163,824,927	$ 2,163,824,927	$ 2,163,824,927	$ 2,163,824,927
Holdings Count | holding	100	100	100	100	100	100	100
Advisory Fees Paid, Amount	$ 19,294,133
Investment Company, Portfolio Turnover	44.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	97.4%	Banks	9%
Short-Term Investments	2.3%	Oil, Gas and Consumable Fuels	8%
Other Assets and Liabilities	0.3%	Pharmaceuticals	8%
		Health Care Equipment and Supplies	6%
		Capital Markets	6%

C000181792 [Member]
Shareholder Report [Line Items]
Fund Name	Value Fund
Class Name	R5 Class
Trading Symbol	AVUGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Value Fund for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R5 Class	$80	0.77%

Expenses Paid, Amount	$ 80
Expense Ratio, Percent	0.77%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
Value Fund R5 Class returned 7.29% for the reporting period ended March 31, 2025.
The fund seeks long-term capital growth. Income is a secondary objective. The commentary below refers to the fund's performance relative to the Russell 1000 Value Index.
•	Momentum and growth were leading factors for much of the first half of the 12-month period, propelled in part by investor enthusiasm for artificial intelligence (AI)-related stocks. The second half of the period was different as some investors questioned the level of investment in AI. Threats of substantial tariffs by the U.S. against key trading partners caused stocks to decline broadly.
•	The portfolio's underweight position and security selection in the information technology sector aided performance. Within the sector, the portfolio benefited from being overweight in the communications equipment industry and underweight in the semiconductors industry. F5 was the portfolio's top contributor as its inventory digestion abated and software revenue growth inflected.
•	The portfolio's underweight in the materials sector also aided performance. Limited exposure to the chemicals and metals and mining industries contributed to results during the period.
•	Stock selection within the consumer staples sector detracted. Holdings in the beverages industry suffered from weak volumes. A position in discounter retailer Dollar Tree hampered results as store traffic remained muted and operational improvements fell short of expectations. The company faced headwinds within its Family Dollar banner, although it found a buyer for it late in the period.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
April 10, 2017 through March 31, 2025

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	Since Inception	Inception Date
R5 Class	7.29%	17.25%	8.56%	4/10/17
Regulatory Index
Russell 1000	7.82%	18.47%	13.14%	—
Performance Index
Russell 1000 Value	7.18%	16.15%	8.95%	—

Performance Inception Date							Apr. 10, 2017
No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 2,163,824,927	$ 2,163,824,927	$ 2,163,824,927	$ 2,163,824,927	$ 2,163,824,927	$ 2,163,824,927	$ 2,163,824,927
Holdings Count | holding	100	100	100	100	100	100	100
Advisory Fees Paid, Amount	$ 19,294,133
Investment Company, Portfolio Turnover	44.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	97.4%	Banks	9%
Short-Term Investments	2.3%	Oil, Gas and Consumable Fuels	8%
Other Assets and Liabilities	0.3%	Pharmaceuticals	8%
		Health Care Equipment and Supplies	6%
		Capital Markets	6%

C000131607 [Member]
Shareholder Report [Line Items]
Fund Name	Value Fund
Class Name	R6 Class
Trading Symbol	AVUDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Value Fund for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6 Class	$64	0.62%

Expenses Paid, Amount	$ 64
Expense Ratio, Percent	0.62%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
Value Fund R6 Class returned 7.44% for the reporting period ended March 31, 2025.
The fund seeks long-term capital growth. Income is a secondary objective. The commentary below refers to the fund's performance relative to the Russell 1000 Value Index.
•	Momentum and growth were leading factors for much of the first half of the 12-month period, propelled in part by investor enthusiasm for artificial intelligence (AI)-related stocks. The second half of the period was different as some investors questioned the level of investment in AI. Threats of substantial tariffs by the U.S. against key trading partners caused stocks to decline broadly.
•	The portfolio's underweight position and security selection in the information technology sector aided performance. Within the sector, the portfolio benefited from being overweight in the communications equipment industry and underweight in the semiconductors industry. F5 was the portfolio's top contributor as its inventory digestion abated and software revenue growth inflected.
•	The portfolio's underweight in the materials sector also aided performance. Limited exposure to the chemicals and metals and mining industries contributed to results during the period.
•	Stock selection within the consumer staples sector detracted. Holdings in the beverages industry suffered from weak volumes. A position in discounter retailer Dollar Tree hampered results as store traffic remained muted and operational improvements fell short of expectations. The company faced headwinds within its Family Dollar banner, although it found a buyer for it late in the period.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
March 31, 2015 through March 31, 2025

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	10 Year
R6 Class	7.44%	17.45%	8.75%
Regulatory Index
Russell 1000	7.82%	18.47%	12.18%
Performance Index
Russell 1000 Value	7.18%	16.15%	8.79%

No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 2,163,824,927	$ 2,163,824,927	$ 2,163,824,927	$ 2,163,824,927	$ 2,163,824,927	$ 2,163,824,927	$ 2,163,824,927
Holdings Count | holding	100	100	100	100	100	100	100
Advisory Fees Paid, Amount	$ 19,294,133
Investment Company, Portfolio Turnover	44.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	97.4%	Banks	9%
Short-Term Investments	2.3%	Oil, Gas and Consumable Fuels	8%
Other Assets and Liabilities	0.3%	Pharmaceuticals	8%
		Health Care Equipment and Supplies	6%
		Capital Markets	6%